                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-09032
                                   ---------------------------------------------
     STI Classic Variable Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     101 Federal St, Boston, MA 02110
--------------------------------------------------------------------------------
                (Address of principal executive offices)          (Zip code)

     BISYS Fund Services, 3435 Stelzer Rd., Columbus, OH  43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     614-470-8000
                                                    ----------------------------

Date of fiscal year end:     12/31/05
                         ---------------------------

Date of reporting period:    06/30/05
                         ---------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                  SEMI - ANNUAL

                                FINANCIAL REPORT



                           STI CLASSIC VARIABLE TRUST









                                  June 30, 2005



























                        [STI CLASSIC VARIABLE TRUST LOGO]

TABLE OF CONTENTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST June 30, 2005

President and Chief Investment Officer Letter to Shareholders .............   1

Industry Allocation .......................................................   3

Schedules of Portfolio Investments ........................................   5
Statements of Assets and Liabilities ......................................  26
Statements of Operations ..................................................  27
Statements of Changes in Net Assets .......................................  28
Financial Highlights ......................................................  31
Notes to Financial Statements .............................................  33
Trustees and Officers of the STI Classic Variable Trust ...................  41
Special Meeting of Shareholders ...........................................  43
Additional Information ....................................................  45

PRESIDENT AND CHIEF INVESTMENT OFFICER LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST June 30, 2005

Dear Valued STI Classic Variable Trust Shareholder,

The performance in the financial markets was sluggish in the first half of 2005, as a variety of issues and concerns continued to weigh on investors. One long-standing source of anxiety has been the strength and sustainability of the current expansion. More recent troubling events were the dampening effects of the reacceleration in energy prices and the ninth Federal Reserve rate hike. Stocks, as measured by the S&P 500 Index, were off a modest 0.8% on a total return basis (price change plus dividends received) through the first six months of the year. Bonds, as measured by the Lehman Brothers Aggregate Bond Index, improved during first half, returning 2.5%. Overall, we remain optimistic about the economy, the sustainability of the current expansion, and the equity markets. But we also believe that evolving cross-currents overlaid on market expectations could be a source of continued volatility. We would like to take a few minutes to share our perspective on some of the key events and pressures at work during this time, and highlight some of the essential forces that we believe may influence the economy and the markets during the remainder of this year.

Growth in the first half was generally stronger than expected, and inflation core remained relatively low. However, the monthly economic reports in this "Goldilocks" environment seemed to alternate between "too hot" and "too cold" causing noticeable volatility. Key elements of the period included continued improvement in job growth, improved consumer confidence, strong corporate cash flow, and a strong housing market. Growth outside the U.S. was more mixed, with activity more sluggish in the European Union but improving in Japan.

Against this backdrop, the Federal Reserve Board (the "Fed") retained its positive outlook on the economy as well as its concern about future inflation. The Fed raised the overnight fed funds rate at every policy meeting during the first half to 3.38% for a total of nine rate hikes since June 2004. Bond yields, however, defied the historical pattern of rising as the Fed becomes more restrictive. Yields fell in the first half of the year, causing the shape of the yield curve to further flatten. Credit quality spreads remained relatively low by historical standards, suggesting healthy and accessible credit markets, but spreads widened slightly. Quality was the main focus for investors, and Treasuries outperformed.

In the equity markets, the more defensive and energy-related sectors tended to outperform, led by energy, utilities, and health care. Corporate profit growth appeared to slow during the quarter on a year over year basis, but remained above average, and full-year estimates continued to rise. The energy sector dominated the rest of the market in earnings revisions, benefiting from the rebound in oil prices. Mid-cap stocks outperformed during the period, while the growth style and international stocks lagged.

--------------------------------------------------------------------------------

Looking ahead, our outlook for the economy remains positive, as it has all year, and we see the economic glass as "half-full." Steady job gains should more than offset a reasonable rise in energy costs, allowing consumer spending to grow moderately. Capital spending is likely to grow somewhat faster than consumer spending in the coming quarters helped by continued profit growth and high cash positions. We look for roughly average growth in 2005, though some soft spots could emerge. Inflation is likely to trend higher and support the Fed's plan to raise interest rates gradually in the months ahead. The dollar will likely be under downward pressure.

In this environment, we continue to recommend a modest overweight position in stocks within individual asset allocation ranges, emphasizing large-caps, the growth style, and international equities where appropriate. However, we recognize that some of the factors that have favored equities (steep yield curve, low yields, and easy profit comparisons) are changing and not as favorable. We will continue to be very price sensitive in entry and exit points and emphasize companies with consistent growth.

In fixed-income portfolios, we anticipate moderately higher yields and a further flattening of the yield curve, though much of the move has already occurred. In this environment we will maintain a neutral duration maturity structure and an emphasis on Treasuries. We reduced the overweighting in TIPS, but will look for attractive opportunities to increase exposure. We will maintain an underweight position in corporate bonds and mortgages.

We want to take this opportunity to thank you again for investing in the STI Classic Variable Trust. We value our relationship with you, and will continue to strive to provide the highest levels of service, support, and performance to help you reach your investment goals.

Sincerely,

/s/ Douglas S. Phillip

Douglas S. Phillips, CFA
President and Chief Investment Officer

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

The foregoing information and opinions are for general information only. STI Classic Variable Trust and Trusco Capital Management do not assume liability for any loss which may result from the reliance by any person upon such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security, or as offering individual or personalized investment advice.

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the STI Classic Variable Trust can be found in the funds' prospectus. To obtain more information, call 1-800-428-6970, option 1. Please read the prospectus carefully before investing.

STI Classic Variable Trust Funds are distributed by BISYS Fund Services Limited Partnership, which is not affiliated with Trusco Capital Management, Inc.

INDUSTRY ALLOCATION (As a percentage of net assets)
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST June 30, 2005

CAPITAL APPRECIATION FUND
Consumer Discretionary                                              13.1%
Consumer Staples                                                     3.8%
Energy                                                               3.3%
Financials                                                          17.7%
Health Care                                                         10.3%
Industrials                                                         14.1%
Information Technology                                              28.8%
Materials                                                            0.8%
Short-Term Investment                                                8.1%
                                                                   ------
                                                                   100.0%

GROWTH AND INCOME FUND
Consumer Discretionary                                               8.5%
Consumer Staples                                                    11.2%
Energy                                                               9.5%
Financials                                                          21.8%
Health Care                                                         10.8%
Industrials                                                         11.7%
Information Technology                                              14.5%
Materials                                                            3.1%
Telecommunication Services                                           3.1%
Utilities                                                            3.6%
Short-Term Investment                                                1.6%
Money Market Funds                                                   0.6%
                                                                   ------
                                                                   100.0%

INTERNATIONAL EQUITY FUND
Cash Equivalent                                                      0.8%
Consumer Discretionary                                               9.9%
Consumer Staples                                                     6.0%
Energy                                                              10.2%
Financials                                                          27.5%
Health Care                                                          9.0%
Industrials                                                         11.5%
Information Technology                                               5.0%
Materials                                                            7.7%
Telecommunication Services                                           7.3%
Utilities                                                            5.1%
                                                                   ------
                                                                   100.0%

MID-CAP EQUITY FUND
Consumer Discretionary                                              15.1%
Consumer Staples                                                     3.0%
Energy                                                               5.7%
Financials                                                          17.2%
Health Care                                                          9.0%
Industrials                                                          9.2%
Information Technology                                              12.4%
Materials                                                            2.8%
Telecommunication Services                                           0.9%
Utilities                                                            6.2%
Short-Term Investment                                               16.7%
Money Market Funds                                                   1.8%
                                                                   ------
                                                                   100.0%

SMALL CAP VALUE EQUITY FUND
Consumer Discretionary                                              17.6%
Consumer Staples                                                     3.9%
Energy                                                               4.7%
Financials                                                          17.0%
Health Care                                                          6.0%
Industrials                                                         22.5%
Information Technology                                              11.9%
Materials                                                            7.4%
Utilities                                                            1.2%
Short-Term Investment                                                1.6%
Money Market Funds                                                   6.2%
                                                                   ------
                                                                   100.0%

VALUE INCOME STOCK FUND
Consumer Discretionary                                               7.6%
Consumer Staples                                                     9.9%
Energy                                                               9.0%
Financials                                                          23.3%
Health Care                                                          7.0%
Industrials                                                         15.7%
Information Technology                                               4.2%
Materials                                                            8.0%
Telecommunication Services                                           7.4%
Utilities                                                            3.7%
Short-Term Investment                                                4.2%
                                                                   ------
                                                                   100.0%

INVESTMENT GRADE BOND FUND
Asset Backed Securities                                              4.1%
Corporate Bonds                                                     18.8%
U.S. Government Agencies                                            10.3%
U.S. Treasury Obligations                                           39.3%
Short-Term Investment                                               26.8%
Money Market Funds                                                   0.7%
                                                                   ------
                                                                   100.0%



The Industry Allocation percentages are as of June 30, 2005 and subject to change.

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                                                                               4

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST  June 30, 2005  (Amounts in thousands, except shares)

CAPITAL APPRECIATION FUND

-----------------------------------------------------
                                  Shares       Value
-----------------------------------------------------
COMMON STOCKS (97.6%)
CONSUMER DISCRETIONARY (13.9%)
  Harley-Davidson, Inc. (b)         11,200    $   556
  Home Depot, Inc. (The)            11,800        459
  J. C. Penney Co., Inc.            11,300        594
  Kohl's Corp. *                     6,700        375
  Lowe's Cos., Inc.                  8,000        466
  NIKE, Inc., Cl B (b)              13,400      1,160
  Omnicom Group, Inc.               13,500      1,078
  Time Warner, Inc. *               60,200      1,006
  Walt Disney Co. (The)             43,900      1,105
                                              -------
                                                6,799
                                              -------
CONSUMER STAPLES (4.0%)
  Wal-Mart Stores, Inc.             19,300        930
  Walgreen Co.                      22,800      1,049
                                              -------
                                                1,979
                                              -------
ENERGY (3.5%)
  Anadarko Petroleum Corp.           5,300        435
  Exxon Mobil Corp.                 22,600      1,299
                                              -------
                                                1,734
                                              -------
FINANCIALS (18.8%)
  American Express Co.              28,600      1,522
  Chubb Corp. (The)                 15,000      1,284
  Comerica, Inc.                    10,200        590
  Freddie Mac                        9,000        587
  Goldman Sachs Group, Inc.
    (The)                            9,400        959
  JPMorgan Chase & Co.              27,600        975
  MGIC Investment Corp.             16,000      1,044
  SLM Corp. (b)                     17,400        884
  Washington Mutual, Inc.           20,500        834
  Wells Fargo & Co.                  8,500        523
                                              -------
                                                9,202
                                              -------
HEALTH CARE (10.9%)
  Baxter International, Inc.        29,700      1,102
  Becton, Dickinson & Co.           16,200        850
  Biomet, Inc.                      13,200        457

-----------------------------------------------------
                                  Shares       Value
-----------------------------------------------------
HEALTH CARE--CONTINUED
  Boston Scientific Corp. *         26,400    $   713
  Health Management Associates,
    Inc., Cl A                      20,300        531
  Johnson & Johnson                  8,700        566
  Schering-Plough Corp.             21,000        400
  Stryker Corp.                     14,700        699
                                              -------
                                                5,318
                                              -------
INDUSTRIALS (15.0%)
  Boeing Co. (The)                   8,000        528
  Danaher Corp.                     15,000        785
  Emerson Electric Co.              12,200        764
  General Electric Co.              43,800      1,518
  Honeywell International,
    Inc.                            28,100      1,029
  Northrop Grumman Corp.            18,300      1,011
  Raytheon Co.                      27,600      1,080
  Southwest Airlines Co.            45,800        638
                                              -------
                                                7,353
                                              -------
INFORMATION TECHNOLOGY (30.6%)
  Affiliated Computer Services,
    Inc., Cl A * (b)                14,000        715
  Amdocs Ltd. *                     23,500        621
  Automatic Data Processing,
    Inc.                            20,900        877
  CDW Corp. (b)                      7,400        422
  CheckFree Corp. * (b)             29,700      1,012
  Cisco Systems, Inc. *             30,000        573
  Computer Associates
    International, Inc.             28,200        775
  EMC Corp. *                       65,600        899
  First Data Corp.                  13,000        522
  Hewlett-Packard Co.               20,200        475
  LSI Logic Corp. *                 34,500        293
  Maxim Integrated Products,
    Inc.                            15,500        592
  Microsoft Corp.                   58,000      1,442
  NCR Corp. *                       32,500      1,141
  Nokia Corp. ADR                   64,700      1,077

                                                                     (Unaudited)

-----------------------------------------------------
                                  Shares       Value
-----------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Oracle Corp. *                    73,000    $   964
  Scientific-Atlanta, Inc.          18,900        629
  Texas Instruments, Inc.           35,000        982
  VeriSign, Inc. *                  31,400        903
                                              -------
                                               14,914
                                              -------
MATERIALS (0.9%)
  Rohm & Haas Co.                    9,000        417
                                              -------
Total Common Stocks
  (Cost $44,007)                               47,716
                                              -------
SHORT-TERM INVESTMENT (8.6%)
  CSFB Enhanced Liquidity
    Portfolio (c)                4,212,654      4,213
                                              -------
Total Short-Term Investment
  (Cost $4,213)                                 4,213
                                              -------
Total Investments
  (Cost $48,220) (a) -- 106.2%                 51,929
Liabilities in excess of other
  assets -- (6.2)%                             (3,029)
                                              -------
Net Assets -- 100.0%                          $48,900
                                              =======

---------------

*     Non-income producing security.

(a)   Cost for federal income tax purposes is $48,236
      (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

       Unrealized Appreciation...............   $ 5,047
       Unrealized Depreciation...............    (1,354)
                                                -------
       Unrealized Appreciation
         (Depreciation)......................   $ 3,693
                                                =======

(b) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $4,093.

(c) This security was purchased with cash collateral held from securities lending.

ADR   -- American Depository Receipt

Cl    -- Class

                       See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST  June 30, 2005  (Amounts in thousands, except shares)

GROWTH AND INCOME FUND

-------------------------------------------------------
                                    Shares       Value
-------------------------------------------------------
COMMON STOCKS (99.3%)
CONSUMER DISCRETIONARY (8.6%)
  Advance Auto Parts, Inc. *          2,700     $   174
  Gannett Co., Inc.                   2,000         142
  Kohl's Corp. *                      2,500         140
  Lowe's Cos., Inc.                   2,000         116
  Target Corp.                        2,200         120
  Viacom, Inc., Cl B                  7,000         224
  Walt Disney Co. (The)               4,000         101
                                                -------
                                                  1,017
                                                -------
CONSUMER STAPLES (11.4%)
  Archer Daniels Midland Co.          9,000         192
  Clorox Co. (The)                    1,800         100
  Diageo PLC ADR                      3,500         208
  Kimberly-Clark Corp.                2,000         125
  PepsiCo, Inc.                       2,000         108
  Sara Lee Corp.                      7,000         139
  SYSCO Corp.                         1,000          36
  Unilever PLC ADR                    4,000         155
  Wal-Mart Stores, Inc.               3,000         145
  Wm. Wrigley Jr. Co.                 2,000         138
                                                -------
                                                  1,346
                                                -------
ENERGY (9.7%)
  Anadarko Petroleum Corp.            1,200          99
  Baker Hughes, Inc.                  3,700         189
  Burlington Resources, Inc.          2,000         110
  ChevronTexaco Corp.                 2,000         112
  ConocoPhillips                      2,400         138
  Exxon Mobil Corp.                   3,600         207
  Kerr-McGee Corp.                      929          71
  Royal Dutch Petroleum Co. ADR       3,300         214
                                                -------
                                                  1,140
                                                -------
FINANCIALS (22.1%)
  American International Group,
    Inc.                              2,100         122
  Bank of America Corp.               4,000         182
  Berkshire Hathaway, Inc., Cl B
    *                                    75         209
  Cincinnati Financial Corp.          4,200         166
  CIT Group, Inc.                     3,500         150

-------------------------------------------------------
                                    Shares       Value
-------------------------------------------------------
FINANCIALS--CONTINUED
  Citigroup, Inc.                     5,000     $   232
  Fannie Mae                          1,500          88
  Fifth Third Bancorp                 3,000         124
  Genworth Financial, Inc., Cl A      6,000         181
  Goldman Sachs Group, Inc. (The)     1,000         102
  MGIC Investment Corp.               1,500          98
  Morgan Stanley                      3,000         157
  New York Community Bancorp,
    Inc. (b)                         10,000         181
  Principal Financial Group,
    Inc.                              5,000         210
  State Street Corp.                  3,000         145
  U.S. Bancorp                        5,000         146
  Wells Fargo & Co.                   1,825         112
                                                -------
                                                  2,605
                                                -------
HEALTH CARE (11.0%)
  Abbott Laboratories                 4,000         196
  Amgen, Inc. *                       2,000         121
  Bristol-Myers Squibb Co.            9,000         225
  Eli Lilly & Co.                     2,500         139
  Express Scripts, Inc. *             1,600          80
  Johnson & Johnson                   1,500          98
  Medtronic, Inc.                     1,000          52
  Pfizer, Inc.                       10,000         276
  WellPoint, Inc. *                   1,500         104
                                                -------
                                                  1,291
                                                -------
INDUSTRIALS (11.9%)
  Cendant Corp.                       7,000         157
  Cooper Industries Ltd., Cl A        2,000         128
  Emerson Electric Co.                1,800         113
  General Electric Co.                4,600         159
  Goodrich Corp.                      4,000         163
  Honeywell International, Inc.       4,000         147
  Illinois Tool Works, Inc.           1,000          80
  Norfolk Southern Corp.              5,000         155
  Rockwell Automation, Inc.           3,500         169
  Textron, Inc.                       1,800         137
                                                -------
                                                  1,408
                                                -------

                                                                     (Unaudited)

-------------------------------------------------------
                                    Shares       Value
-------------------------------------------------------
INFORMATION TECHNOLOGY (14.7%)
  Accenture Ltd., Cl A *              7,000     $   159
  Agilent Technologies, Inc. *        7,000         161
  Applied Materials, Inc.            12,000         194
  Cisco Systems, Inc. *               9,000         172
  First Data Corp.                    4,000         161
  Intel Corp.                         6,000         156
  International Business Machines
    Corp.                             1,800         134
  Microsoft Corp.                     9,500         236
  Nokia Corp. ADR                    13,000         216
  Texas Instruments, Inc.             5,000         140
                                                -------
                                                  1,729
                                                -------
MATERIALS (3.1%)
  E.I. du Pont de Nemours & Co.       2,500         108
  Praxair, Inc.                       3,000         140
  Sigma-Aldrich Corp.                 2,200         123
                                                -------
                                                    371
                                                -------
TELECOMMUNICATION SERVICES (3.1%)
  ALLTEL Corp.                        1,000          62
  Verizon Communications, Inc.        4,000         138
  Vodafone Group PLC ADR              7,000         171
                                                -------
                                                    371
                                                -------
UTILITIES (3.7%)
  American Electric Power Co.,
    Inc.                              3,300         122
  Edison International                3,500         141
  Exelon Corp.                        2,300         118
  SCANA Corp.                         1,400          60
                                                -------
                                                    441
                                                -------
Total Common Stocks
  (Cost $10,134)                                 11,719
                                                -------

-------------------------------------------------------
                                    Shares       Value
-------------------------------------------------------
SHORT-TERM INVESTMENT (1.6%)
  CSFB Enhanced Liquidity
    Portfolio (c)                   183,150     $   183
                                                -------
Total Short-Term Investment
  (Cost $183)                                       183
                                                -------
MONEY MARKET FUNDS (0.6%)
  Federated Prime Value
    Obligations Fund, Cl I           66,096          66
                                                -------
Total Money Market Funds
  (Cost $66)                                         66
                                                -------
Total Investments
  (Cost $10,383) (a) -- 101.5%                   11,968
Liabilities in excess of other
  assets -- (1.5)%                                 (180)
                                                -------
Net Assets -- 100.0%                            $11,788
                                                =======

---------------

*     Non-income producing security.

(a)   Cost for federal income tax purposes is $10,401
      (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

       Unrealized Appreciation................   $1,811
       Unrealized Depreciation................     (244)
                                                 ------
       Unrealized Appreciation
         (Depreciation).......................   $1,567
                                                 ======

(b) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $179.

(c) This security was purchased with cash collateral held from securities lending.

ADR    -- American Depository Receipt

Cl     -- Class

                       See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST  June 30, 2005  (Amounts in thousands, except shares)

INTERNATIONAL EQUITY FUND

-------------------------------------------------------
                                     Shares      Value
-------------------------------------------------------
FOREIGN COMMON STOCKS (98.8%)
AUSTRALIA (4.0%)
  Australia & New Zealand Banking
    Group Ltd.                         2,248     $   38
  BlueScope Steel Ltd.                 4,182         26
  Just Group Ltd.                      5,811          9
  Promina Group Ltd.                   5,600         20
  Qantas Airways Ltd.                 11,765         30
  Rio Tinto Group Ltd.                   771         26
  St. George Bank Ltd.                 1,641         33
  Westpac Banking Corp.                2,277         34
                                                 ------
                                                    216
                                                 ------
BELGIUM (0.5%)
  Delhaize Group                         117          7
  Fortis SA                              768         21
                                                 ------
                                                     28
                                                 ------
DENMARK (1.2%)
  Danske Bank A/S                      1,092         33
  TDC A/S                                800         34
                                                 ------
                                                     67
                                                 ------
FINLAND (2.0%)
  Fortum Corp.                         1,600         26
  Neste Oil Oyj *                        400         10
  Nokia Corp.                          3,675         61
  Tietoenator Oyj                        280          9
                                                 ------
                                                    106
                                                 ------
FRANCE (9.7%)
  Atos Origin SA *                       100          6
  AXA                                  2,013         50
  BNP Paribas                            818         56
  Bouygues SA                            382         16
  Compagnie de Saint-Gobain              341         19
  France Telecom SA                      820         24
  Lafarge SA                              24          2
  Pernod Ricard                          132         21
  PSA Peugeot Citroen SA                 164         10
  Sanofi-Aventis                         508         42

-------------------------------------------------------
                                     Shares      Value
-------------------------------------------------------
FRANCE--CONTINUED
  Schneider Electric SA *                349     $   26
  Societe Generale                       449         46
  SUEZ SA                              1,268         34
  TOTAL SA                               364         84
  VINCI SA *                             504         42
  Vivendi Universal SA *               1,393         44
                                                 ------
                                                    522
                                                 ------
GERMANY (7.5%)
  Adidas-Salomon AG                      194         32
  Allianz AG                             300         34
  BASF AG                                714         47
  Bayer AG                               302         10
  Continental AG                         346         25
  DaimlerChrysler AG                     156          6
  Deutsche Bank AG                       355         28
  Deutsche Post AG                     1,000         23
  Deutsche Telekom AG *                1,839         34
  E.ON AG                                611         55
  Lanxess AG *                            31          1
  MAN AG                                  88          4
  METRO AG                               354         18
  PUMA Rudolf Dassler Sport AG            50         12
  SAP AG                                 141         24
  Schering AG                            555         34
  Siemens AG                             259         19
                                                 ------
                                                    406
                                                 ------
HONG KONG (2.4%)
  Bank of East Asia Ltd.               7,624         22
  Cheung Kong (Holdings) Ltd.          3,000         29
  CNOOC Ltd.                          32,000         19
  Esprit Holdings Ltd.                 1,456         11
  Hutchison Whampoa Ltd.               3,447         31
  Orient Overseas (International)
    Ltd.                               4,400         19
                                                 ------
                                                    131
                                                 ------

                                                                     (Unaudited)

-------------------------------------------------------
                                     Shares      Value
-------------------------------------------------------
IRELAND (0.6%)
  CRH PLC                              1,127     $   30
                                                 ------
ITALY (2.4%)
  Banca Intesa SpA                     7,851         36
  Eni SpA                              2,278         58
  Mediaset SpA                         1,684         20
  UniCredito Italiano SpA              2,675         14
                                                 ------
                                                    128
                                                 ------
JAPAN (22.9%)
  Aiful Corp.                            300         22
  Asahi Breweries Ltd.                 1,600         19
  Bridgestone Corp.                    1,000         19
  Brothers Industries Ltd.             2,000         18
  Canon, Inc.                            700         37
  Citizen Watch Co. Ltd.                 800          7
  Dai Nippon Printing Co. Ltd.         1,000         16
  Daiichi Pharmaceutical Co. Ltd.      1,100         24
  Daiwa Securities Group, Inc.         2,000         12
  East Japan Railway Co.                   3         15
  Electric Power Development Co.
    Ltd.                                 600         17
  Hachijuni Bank Ltd. (The)            2,000         13
  Hitachi Chemical Co. Ltd.              800         15
  Honda Motor Co. Ltd.                   502         25
  Ibiden Co. Ltd.                        600         16
  ITOCHU Corp.                         3,000         15
  Japan Tobacco, Inc.                      2         27
  JFE Holdings, Inc.                     500         12
  Komatsu Ltd.                         4,000         31
  Kubota Corp.                         4,000         22
  Kuraray Co. Ltd.                     3,000         28
  Marubeni Corp.                       4,000         14
  Matsushita Electric Industrial
    Co. Ltd.                           1,000         15
  Matsushita Electric Works Ltd.       2,000         17
  Mazda Motor Corp. (c)                9,000         34
  Mitsubishi Chemical Corp.            5,000         15
  Mitsubishi Corp.                     2,300         31

-------------------------------------------------------
                                     Shares      Value
-------------------------------------------------------
JAPAN--CONTINUED
  Mitsubishi Electric Corp.            4,000     $   21
  Mitsubishi Estate Co. Ltd.           1,000         11
  Mitsubishi Tokyo Financial
    Group, Inc.                            3         25
  Mitsui Fudosan Co. Ltd.              2,000         22
  Mitsui O.S.K. Lines Ltd.             2,000         12
  Mitsui Trust Holdings, Inc.          2,000         20
  Mizuho Financial Group, Inc.             7         31
  Nippon Mining Holdings, Inc.         2,000         11
  Nippon Oil Corp.                     1,000          7
  Nippon Steel Corp.                   5,000         12
  Nippon Telegraph & Telephone
    Corp.                                  6         26
  Nippon Yusen KK                      2,000         11
  Nomura Research Institute Ltd.         100         10
  NTT DoCoMo, Inc.                        12         18
  OMRON Corp.                            800         18
  ORIX Corp.                             200         30
  Resona Holdings, Inc. *              6,000         11
  Ricoh Co. Ltd.                       1,000         16
  Sankyo Co. Ltd.                        500         23
  Sankyo Co. Ltd. (Gunma)              1,400         27
  Sega Sammy Holdings, Inc.              300         18
  Sompo Japan Insurance, Inc.          3,000         30
  Sony Corp.                             500         17
  Sumitomo Corp.                       2,000         16
  Sumitomo Metal Industries Ltd.       8,000         14
  Takeda Pharmaceutical Co. Ltd.         900         45
  Tohoku Electric Power Co., Inc.        500         11
  Tokyo Electric Power Co., Inc.
    (The)                              1,500         36
  Tokyo Gas Co. Ltd.                   2,000          7
  Toray Industries, Inc.               4,000         19
  Toyo Suisan Kaisha Ltd.              1,000         16
  Toyota Motor Corp.                   1,313         46
  West Japan Railway Co.                   7         24

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST   June 30, 2005  (Amounts in thousands, except
shares)

INTERNATIONAL EQUITY FUND -- CONTINUED

-------------------------------------------------------
                                     Shares      Value
-------------------------------------------------------
JAPAN--CONTINUED
  Yamada Denki Co. Ltd.                  400     $   23
  Yamaha Motor Co. Ltd.                  900         16
                                                 ------
                                                  1,236
                                                 ------
NETHERLANDS (4.3%)
  ABN AMRO Holding NV                  1,782         44
  Akzo Nobel NV                          687         27
  ING Groep NV                         1,708         49
  Royal Dutch Petroleum Co.              544         35
  Royal KPN NV                         3,978         33
  Royal Philips Electronics NV         1,718         43
                                                 ------
                                                    231
                                                 ------
NEW ZEALAND (0.6%)
  Fletcher Building Ltd.               7,109         34
                                                 ------
NORWAY (1.6%)
  Orkla ASA                            1,100         41
  Statoil ASA                          1,300         26
  Telenor ASA                          2,500         20
                                                 ------
                                                     87
                                                 ------
SINGAPORE (0.7%)
  Singapore Petroleum Co. Ltd.         5,000         15
  United Overseas Bank Ltd. *          3,000         25
  United Overseas Land Ltd. * (b)        300          0
                                                 ------
                                                     40
                                                 ------
SPAIN (3.7%)
  Altadis SA                             366         15
  Banco Santander Central Hispano
    SA                                 3,994         46
  Endesa SA                              392          9
  Gestevision Telecinco SA               112          3
  Repsol YPF SA                        1,905         48
  Sociedad General de Aguas de
    Barcelona SA, Cl A                   656         14
  Telefonica SA                        3,061         51
  Union Fenosa SA                        374         11
                                                 ------
                                                    197
                                                 ------

-------------------------------------------------------
                                     Shares      Value
-------------------------------------------------------
SWEDEN (3.0%)
  Autoliv, Inc.                          291     $   13
  Nordea Bank AB                       3,900         35
  Sandvik AB                             533         20
  Svenska Handelsbanken AB, Cl A       1,200         24
  Telefonaktiebolaget LM Ericsson     15,800         51
  Volvo AB, Cl B                         500         20
                                                 ------
                                                    163
                                                 ------
SWITZERLAND (6.1%)
  Credit Suisse Group                  1,220         48
  Nestle SA                              189         48
  Novartis AG                          1,855         88
  Roche Holding Ltd.                     385         49
  UBS AG                                 683         53
  Zurich Financial Services              248         43
                                                 ------
                                                    329
                                                 ------
UNITED KINGDOM (25.6%)
  "Shell" Transport & Trading Co.
    PLC (The)                          8,083         78
  Alliance UniChem PLC                 2,102         32
  Anglo Irish Bank Corp. PLC           1,960         24
  AstraZeneca PLC                      1,816         75
  Aviva PLC                            3,806         42
  AWG PLC                              1,060         18
  Balfour Beatty PLC                   4,228         25
  BHP Billiton PLC                     4,278         55
  BP PLC                              14,412        151
  BPB PLC                              3,265         31
  Bradford & Bingley PLC               6,166         36
  British Airways PLC *                6,800         32
  British American Tobacco PLC         2,515         48
  BT Group PLC                         8,928         37
  Burberry Group PLC                   1,616         12
  Corus Group PLC *                   15,704         12
  CRH PLC (b)                             10          0
  First Choice Holidays PLC            4,000         14
  George Wimpey PLC                    3,591         28
  GlaxoSmithKline PLC                  3,028         73

                                                                     (Unaudited)

-------------------------------------------------------
                                     Shares      Value
-------------------------------------------------------
UNITED KINGDOM--CONTINUED
  HBOS PLC                             4,823     $   74
  Hilton Group PLC                     3,463         18
  HSBC Holdings PLC                    3,178         51
  Lloyds TSB Group PLC                 5,657         48
  O2 PLC *                             3,946         10
  Old Mutual PLC                       6,400         14
  Pilkington PLC                       6,107         13
  Royal Bank of Scotland Group PLC
    (The)                              3,523        106
  SABMiller PLC                        1,243         19
  Scottish Power PLC                   4,514         40
  Tesco PLC                            7,930         45
  Trinity Mirror PLC                   1,400         15
  Vodafone Group PLC                  40,640         99
                                                 ------
                                                  1,375
                                                 ------
Total Foreign Common Stocks
  (Cost $4,168)                                   5,326
                                                 ------
RIGHTS (0.6%)
FRANCE (0.6%)
  Lafarge Prime De Fidelite *            343         31
                                                 ------
Total Rights
  (Cost $28)                                         31
                                                 ------

-------------------------------------------------------
                                     Shares      Value
-------------------------------------------------------
SHORT-TERM INVESTMENTS (0.8%)
  Brown Brothers Harriman & Co.,
    Cayman Islands Cash Sweep         12,891     $   13
  CSFB Enhanced Liquidity
    Portfolio (d)                     30,960         31
                                                 ------
  Total Short-Term Investments
    (Cost $44)                                       44
                                                 ------
Total Investments
  (Cost $4,240) (a) -- 100.2%                     5,401
Liabilities in excess of other
  assets -- (0.2)%                                  (10)
                                                 ------
Net Assets -- 100.0%                             $5,391
                                                 ======

---------------

*     Non-income producing security.

(a)   Cost for federal income tax purposes is $4,379
      (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

       Unrealized Appreciation................   $1,095
       Unrealized Depreciation................      (73)
                                                 ------
       Unrealized Appreciation
         (Depreciation).......................   $1,022
                                                 ======

(b)   Market value is less than one thousand dollars.

(c) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $29.

(d) This security was purchased with cash collateral held from securities lending.

Cl     -- Class

                       See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST  June 30, 2005  (Amounts in thousands, except shares)

INTERNATIONAL EQUITY FUND -- CONCLUDED

The investment concentrations for the International Equity Fund as a percentage of net assets, by industry, as of June 30, 2005, were as follows (unaudited):

Consumer Discretionary                            9.9%
Consumer Staples                                  6.0
Energy                                           10.2
Financials                                       27.7
Health Care                                       9.0
Industrials                                      11.5
Information Technology                            5.0
Materials                                         7.7
Short-Term Investments                            0.8
Telecommunication Services                        7.3
Utilities                                         5.1

                                                                     (Unaudited)

MID-CAP EQUITY FUND

-------------------------------------------------------
                                    Shares       Value
-------------------------------------------------------
COMMON STOCKS (97.0%)
CONSUMER DISCRETIONARY (17.9%)
  Abercrombie & Fitch Co., Cl A       1,816     $   125
  Aeropostale, Inc. * (b)             1,823          61
  American Eagle Outfitters,
    Inc.                              4,120         126
  Autoliv, Inc.                       1,300          57
  Bed Bath & Beyond, Inc. *           2,733         114
  Black & Decker Corp. (The)          1,514         136
  Brunswick Corp. (b)                 1,393          60
  Centex Corp. (b)                    1,365          96
  Choice Hotels International,
    Inc.                              3,402         224
  Coach, Inc. *                       1,785          60
  Dollar General Corp.                4,136          84
  Guitar Center, Inc. *                 884          52
  Hilton Hotels Corp.                 3,304          79
  J. C. Penney Co., Inc.              1,712          90
  Lennar Corp., Cl A                  2,980         189
  M.D.C. Holdings, Inc. (b)           2,433         200
  Marvel Enterprises, Inc. * (b)      1,604          32
  McGraw-Hill Cos., Inc. (The)        4,777         211
  Nordstrom, Inc.                     1,522         103
  Pixar Animation Studios *             918          46
  Ryland Group, Inc. (The)            1,057          80
  Scholastic Corp. *                  3,651         141
  Sears Holdings Corp. *                687         103
  Sherwin-Williams Co. (The)          2,051          97
  Urban Outfitters, Inc. *            1,247          71
  YUM! Brands, Inc.                   3,049         159
                                                -------
                                                  2,796
                                                -------
CONSUMER STAPLES (3.6%)
  7-Eleven, Inc. *                    3,094          94
  Archer Daniels Midland Co.          3,676          79
  Pilgrim's Pride Corp. (b)           2,474          84
  Reynolds American, Inc. (b)         2,591         204
  Smithfield Foods, Inc. *            3,682         100
                                                -------
                                                    561
                                                -------

-------------------------------------------------------
                                    Shares       Value
-------------------------------------------------------
ENERGY (6.8%)
  Amerada Hess Corp. (b)              1,629     $   173
  Cooper Cameron Corp. *              1,254          78
  Devon Energy Corp.                  2,878         146
  FMC Technologies, Inc. *            2,408          77
  Marathon Oil Corp.                  2,711         145
  Newfield Exploration Co. *          3,029         121
  Pride International, Inc. *         3,499          90
  Tidewater, Inc.                     2,152          82
  Valero Energy Corp. (b)             1,869         147
                                                -------
                                                  1,059
                                                -------
FINANCIALS (20.4%)
  American Capital Strategies
    Ltd. (b)                          2,104          76
  Annaly Mortgage Management,
    Inc. (b)                          7,320         131
  Arch Capital Group Ltd. *             864          39
  Bear, Stearns & Co., Inc.             586          61
  Brandywine Realty Trust             2,657          81
  CBL & Associates Properties,
    Inc.                              2,400         103
  CIT Group, Inc.                     2,920         125
  Comerica, Inc.                      2,537         147
  E*TRADE Financial Corp. *           8,325         116
  General Growth Properties, Inc.
    (b)                               4,434         183
  IndyMac Bancorp, Inc.               1,692          69
  KeyCorp                             3,216         107
  Legg Mason, Inc.                      832          87
  Lexington Corp. Properties
    Trust (b)                         5,392         131
  Lincoln National Corp.              4,776         225
  MBIA, Inc.                          1,949         116
  MGIC Investment Corp.               1,781         116
  National City Corp.                 2,561          87
  North Fork Bancorporation,
    Inc.                              5,423         152
  PartnerRe Ltd.                      2,665         172
  PMI Group, Inc. (The)               1,841          72

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST  June 30, 2005  (Amounts in thousands, except shares)

MID-CAP EQUITY FUND -- CONCLUDED

-------------------------------------------------------
                                    Shares       Value
-------------------------------------------------------
FINANCIALS--CONTINUED
  Radian Group, Inc.                  2,044     $    97
  Raymond James Financial, Inc.       2,737          77
  Simon Property Group, Inc.            845          61
  SL Green Realty Corp.               2,481         160
  Sovereign BanCorp, Inc.             3,244          72
  St. Paul Travelers Cos., Inc.
    (The)                             3,996         158
  Student Loan Corp. (The)              784         172
                                                -------
                                                  3,193
                                                -------
HEALTH CARE (10.7%)
  Allergan, Inc.                        739          63
  Becton, Dickinson & Co.             1,240          65
  CIGNA Corp.                         1,693         181
  Coventry Health Care, Inc. *
    (b)                               2,969         211
  Edwards Lifesciences Corp. *
    (b)                               1,429          61
  Genzyme Corp. *                     1,898         114
  Health Management Associates,
    Inc., Cl A                        4,206         110
  Hospira, Inc. *                     2,153          84
  Humana, Inc. *                      5,907         236
  ImClone Systems, Inc. *             1,399          43
  Laboratory Corp. of America
    Holdings * (b)                    2,830         141
  Medco Health Solutions, Inc. *      2,815         150
  Protein Design Labs, Inc. *         3,066          62
  Sepracor, Inc. *                      991          59
  Thermo Electron Corp. *             3,424          92
                                                -------
                                                  1,672
                                                -------
INDUSTRIALS (11.0%)
  Danaher Corp.                       1,741          91
  Deluxe Corp. (b)                    3,043         124
  Eaton Corp.                         3,127         188
  H & R Block, Inc. (b)               3,096         181
  Hughes Supply, Inc. (b)             3,861         108
  Old Dominion Freight Line, Inc.
    *                                 1,444          39
  PACCAR, Inc. (b)                    2,196         149
  Parker Hannifin Corp.               1,538          95

-------------------------------------------------------
                                    Shares       Value
-------------------------------------------------------
INDUSTRIALS--CONTINUED
  Pitney Bowes, Inc.                  1,435     $    62
  R.R. Donnelley & Sons Co.           3,211         111
  Rockwell Collins, Inc.              1,940          92
  Ryder System, Inc.                  3,744         137
  Southwest Airlines Co.             10,825         151
  Textron, Inc.                       1,924         146
  Timken Co. (The)                    1,949          45
                                                -------
                                                  1,719
                                                -------
INFORMATION TECHNOLOGY (14.8%)
  Adobe Systems, Inc.                 3,746         107
  Alliance Data Systems Corp. *       1,208          49
  Amphenol Corp., Cl A                1,858          75
  Apple Computer, Inc. *              3,679         135
  Autodesk, Inc.                      3,698         127
  Check Point Software
    Technologies Ltd. *               2,836          56
  Citrix Systems, Inc. *              3,500          76
  Corning, Inc. * (b)                 7,554         126
  Global Payments, Inc. (b)           1,412          96
  Juniper Networks, Inc. *            4,507         113
  KLA-Tencor Corp. (b)                1,355          59
  Lam Research Corp. *                1,156          33
  Linear Technology Corp.             1,656          61
  McAfee, Inc. * (b)                  3,967         104
  MEMC Electronic Materials, Inc.
    *                                 7,259         114
  National Semiconductor Corp.        7,601         167
  NCR Corp. *                         3,146         110
  Novellus Systems, Inc. *            4,271         106
  QLogic Corp. * (b)                  1,773          55
  Scientific-Atlanta, Inc.            4,377         146
  Storage Technology Corp. *          2,062          75
  Symantec Corp. *                    1,926          42
  VeriSign, Inc. *                    3,290          95
  VERITAS Software Corp. *            2,259          55
  Xerox Corp. *                       9,851         136
                                                -------
                                                  2,318
                                                -------

                                                                     (Unaudited)

-------------------------------------------------------
                                    Shares       Value
-------------------------------------------------------
MATERIALS (3.3%)
  Ball Corp.                          2,392     $    86
  Lubrizol Corp. (The)                3,390         142
  Lyondell Chemical Co.               5,100         135
  Phelps Dodge Corp.                    832          77
  United States Steel Corp. (b)       2,110          73
                                                -------
                                                    513
                                                -------
TELECOMMUNICATION SERVICES (1.1%)
  Citizens Communications Co.         8,316         112
  Western Wireless Corp., Cl A *      1,300          55
                                                -------
                                                    167
                                                -------
UTILITIES (7.4%)
  AES Corp. (The) *                   5,894          97
  Allegheny Energy, Inc. * (b)        4,551         115
  Equitable Resources, Inc.             737          50
  National Fuel Gas Co.               2,637          76
  Northeast Utilities                 9,354         194
  PG&E Corp.                          3,037         114
  Sempra Energy                       2,898         120
  TXU Corp.                           1,575         131
  UGI Corp.                           5,811         162
  Xcel Energy, Inc. (b)               5,068          99
                                                -------
                                                  1,158
                                                -------
Total Common Stocks
  (Cost $12,651)                                 15,156
                                                -------
SHORT-TERM INVESTMENT (19.8%)
  CSFB Enhanced Liquidity
    Portfolio (c)                  3,087,909      3,088
                                                -------
Total Short-Term Investment
  (Cost $3,088)                                   3,088
                                                -------

-------------------------------------------------------
                                    Shares       Value
-------------------------------------------------------
MONEY MARKET FUNDS (2.2%)
  Federated Prime Value
    Obligations Fund, Cl I          349,084     $   349
Total Money Market Funds
  (Cost $349)                                       349
                                                -------
Total Investments
  (Cost $16,088) (a) -- 119.0%                   18,593
Liabilities in excess of other
  assets -- (19.0)%                              (2,971)
                                                -------
Net Assets -- 100.0%                            $15,622
                                                =======

---------------

*     Non-income producing security.

(a)   Cost for federal income tax purposes is $16,095
      (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

       Unrealized Appreciation................   $2,760
       Unrealized Depreciation................     (262)
                                                 ------
       Unrealized Appreciation (Depreciation)    $2,498
                                                 ======

(b) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $2,984.

(c) This security was purchased with cash collateral held from securities lending.

Cl     -- Class

                       See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST  June 30, 2005  (Amounts in thousands, except shares)

SMALL CAP VALUE EQUITY FUND

-----------------------------------------------------
                                  Shares       Value
-----------------------------------------------------
COMMON STOCKS (93.6%)
CONSUMER DISCRETIONARY (17.8%)
  ADESA, Inc.                        9,246    $   201
  ArvinMeritor, Inc.                13,800        246
  Bassett Furniture Industries,
    Inc.                             6,400        121
  Benetton Group SpA ADR             7,500        138
  Books-A-Million, Inc.              9,200         92
  BorgWarner Transmission
    Systems, Inc.                    7,300        392
  Brown Shoe Co., Inc.               5,100        200
  CBRL Group, Inc.                   8,300        323
  Intrawest Corp.                   16,800        404
  K-Swiss, Inc., Cl A                2,195         71
  Lithia Motors, Inc. (b)           15,800        455
  Makita Corp. ADR                  16,052        313
  Movado Group, Inc.                19,700        372
  Natuzzi SpA ADR                    8,400         68
  Nautilus Group, Inc. (The)         9,200        262
  Pep Boys-Manny, Moe & Jack
    (The)                            9,400        127
  Snap-on, Inc.                      5,700        196
  Stanley Furniture Co., Inc.        1,600         39
  Sturm, Ruger & Co., Inc.           5,500         46
  United Auto Group, Inc.           12,400        370
  Winnebago Industries, Inc.
    (b)                              7,900        259
                                              -------
                                                4,695
                                              -------
CONSUMER STAPLES (4.0%)
  Church & Dwight Co., Inc.         12,650        458
  Corn Products International,
    Inc.                            11,300        268
  J.M. Smucker Co. (The)             6,875        323
                                              -------
                                                1,049
                                              -------
ENERGY (4.8%)
  Arch Coal, Inc.                    4,700        256
  CHC Helicopter Corp.              25,300        493

-----------------------------------------------------
                                  Shares       Value
-----------------------------------------------------
ENERGY--CONTINUED
  Peabody Energy Corp.               4,800    $   250
  Tidewater, Inc.                    6,900        263
                                              -------
                                                1,262
                                              -------
FINANCIALS (17.3%)
  American Financial Group,
    Inc.                             6,600        221
  BankAtlantic Bancorp, Inc.        14,700        279
  Banner Corp.                       3,900        109
  City National Corp.                3,400        244
  Cohen & Steers, Inc.              15,500        319
  Colonial BancGroup, Inc.
    (The)                           12,700        280
  Federal Agricultural Mortgage
    Corp., Cl C                      1,174         26
  Glacier Bancorp, Inc.              7,922        207
  HCC Insurance Holdings, Inc.      10,200        386
  Horizon Financial Corp.            7,256        161
  Hub International Ltd.            20,800        406
  International Bancshares
    Corp.                            4,500        127
  Jefferies Group, Inc.              5,600        212
  National Interstate Corp. *        4,105         82
  PXRE Group Ltd.                    5,300        134
  Scottish Re Group Ltd. (b)         5,400        131
  Seacoast Banking Corp. of
    Florida                          6,710        132
  South Financial Group, Inc.
    (The)                            9,400        267
  StanCorp Financial Group,
    Inc.                             5,800        445
  Washington Federal, Inc.           8,665        204
  West Coast Bancorp                 7,076        173
                                              -------
                                                4,545
                                              -------
HEALTH CARE (6.1%)
  Cooper Cos., Inc. (The)           10,700        652
  Invacare Corp.                     5,100        226
  Mentor Corp.                      11,000        456
  PerkinElmer, Inc.                  3,500         66
  Perrigo Co.                       14,300        199
                                              -------
                                                1,599
                                              -------

                                                                     (Unaudited)

-----------------------------------------------------
                                  Shares       Value
-----------------------------------------------------
INDUSTRIALS (22.8%)
  ABM Industries, Inc.              10,300    $   201
  American Woodmark Corp.            3,869        116
  Apogee Enterprises, Inc.          12,600        194
  Baldor Electric Co.                9,900        241
  Briggs & Stratton Corp.            9,600        332
  Brink's Co. (The)                 15,000        540
  CP Ships Ltd.                     16,700        261
  Cummins, Inc. (b)                  4,500        336
  ElkCorp                            5,897        168
  Embraer-Empresa Brasileira de
    Aeronautica SA ADR               7,613        252
  Engineered Support Systems,
    Inc.                             7,050        253
  Freightcar America, Inc. *         5,200        103
  Graco, Inc.                       13,000        442
  Granite Construction, Inc.        10,100        284
  Harsco Corp.                       2,400        131
  Lan Airlines SA ADR                7,500        262
  Lennox International, Inc.        12,714        269
  LSI Industries, Inc.              19,662        274
  Oshkosh Truck Corp.                3,300        258
  Quixote Corp.                     15,100        296
  Ryder System, Inc.                 1,900         70
  Tecumseh Products Co., Cl A        2,500         69
  Valmont Industries, Inc.          11,000        284
  Wabtec Corp.                      18,000        387
                                              -------
                                                6,023
                                              -------
INFORMATION TECHNOLOGY (12.1%)
  Factset Research Systems,
    Inc.                            12,600        452
  Fair Isaac Corp.                  17,700        646
  Harris Corp.                      25,754        803
  Helix Technology Corp.             9,100        121
  Keithley Instruments, Inc.         8,800        136
  Lowrance Electronics, Inc.         6,100        128

-----------------------------------------------------
                                  Shares       Value
-----------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Nam Tai Electronics, Inc.         12,800    $   291
  Reynolds & Reynolds Co.
    (The), Cl A                     22,000        595
                                              -------
                                                3,172
                                              -------
MATERIALS (7.5%)
  Agnico-Eagle Mines Ltd.           16,100        203
  Airgas, Inc.                      18,600        458
  Allegheny Technologies, Inc.      11,500        254
  Cambrex Corp.                     13,100        250
  RPM International, Inc.           14,300        261
  Sappi Ltd. ADR                    27,200        294
  Valspar Corp. (The)                5,500        266
                                              -------
                                                1,986
                                              -------
UTILITIES (1.2%)
  Companhia de Saneamento
    Basico ADR                      20,200        304
                                              -------
Total Common Stocks
  (Cost $19,011)                               24,635
                                              -------
SHORT-TERM INVESTMENT (1.6%)
  CSFB Enhanced Liquidity
    Portfolio (c)                  422,533        423
                                              -------
Total Short-Term Investment
  (Cost $423)                                     423
                                              -------
MONEY MARKET FUNDS (6.3%)
  Federated Government
    Obligations Fund               454,799        455
  Federated Prime Value
    Obligations Fund, Cl I       1,200,323      1,200
                                              -------
Total Money Market Funds
  (Cost $1,655)                                 1,655
                                              -------
  Total Investments
    (Cost $21,089) (a) --101.5%                26,713
Liabilities in excess of other
  assets -- (1.5)%                               (400)
                                              -------
Net Assets -- 100.0%                          $26,313
                                              =======

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST  June 30, 2005  (Amounts in thousands, except shares)

SMALL CAP VALUE EQUITY FUND -- CONCLUDED

---------------

*     Non-income producing security.

(a)   Cost for federal income tax purposes is $21,089
      (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

       Unrealized Appreciation................   $6,241
       Unrealized Depreciation................     (617)
                                                 ------
       Unrealized Appreciation
         (Depreciation).......................   $5,624
                                                 ======

(b) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $413.

(c) This security was purchased with cash collateral held from securities lending.

ADR    -- American Depository Receipt

Cl     -- Class

                       See notes to financial statements.
 19

                                                                     (Unaudited)
VALUE INCOME STOCK FUND

-----------------------------------------------------
                                  Shares       Value
-----------------------------------------------------
COMMON STOCKS (97.7%)
CONSUMER DISCRETIONARY (7.7%)
  Dow Jones & Co., Inc. (b)         20,000    $   709
  Gannett Co., Inc.                 10,850        771
  Leggett & Platt, Inc.             11,691        311
  Mattel, Inc.                      26,200        479
  Newell Rubbermaid, Inc.           13,242        316
  Viacom, Inc., Cl B                18,450        591
                                              -------
                                                3,177
                                              -------
CONSUMER STAPLES (10.1%)
  Archer Daniels Midland Co.        23,550        503
  Colgate-Palmolive Co.             14,900        744
  General Mills, Inc.                9,450        442
  H.J. Heinz Co.                    13,150        466
  Kimberly-Clark Corp.              10,650        667
  Kraft Foods, Inc., Cl A           18,000        573
  PepsiCo, Inc.                     14,300        770
                                              -------
                                                4,165
                                              -------
ENERGY (9.2%)
  BP PLC ADR                        14,300        892
  ChevronTexaco Corp.               16,250        910
  Exxon Mobil Corp.                 15,250        876
  Marathon Oil Corp.                 9,450        504
  Tidewater, Inc.                   15,484        590
                                              -------
                                                3,772
                                              -------
FINANCIALS (23.8%)
  A.G. Edwards, Inc.                 7,300        330
  Astoria Financial Corp.           13,800        393
  Bank of America Corp.             13,600        620
  Bank of New York Co., Inc.
    (The)                           23,050        663
  Bear, Stearns & Co., Inc.          5,900        613
  Citigroup, Inc.                   13,091        605
  Colonial BancGroup, Inc.
    (The)                           16,300        360
  Comerica, Inc.                    10,884        629
  Compass Bancshares, Inc.          10,000        450
  FirstMerit Corp.                  14,474        378

-----------------------------------------------------
                                  Shares       Value
-----------------------------------------------------
FINANCIALS--CONTINUED
  Huntington Bancshares, Inc.       12,955    $   313
  JPMorgan Chase & Co.              12,395        438
  Merrill Lynch & Co., Inc.          8,150        448
  Morgan Stanley                     8,350        438
  Nationwide Financial
    Services, Inc., Cl A             6,024        229
  Northern Trust Corp.              11,600        529
  PNC Financial Services Group,
    Inc. (The)                       5,900        321
  Provident Financial Services,
    Inc.                            19,250        338
  South Financial Group, Inc.
    (The)                           16,318        464
  U.S. Bancorp                      21,450        626
  Washington Mutual, Inc.           15,400        627
                                              -------
                                                9,812
                                              -------
HEALTH CARE (7.1%)
  Abbott Laboratories               19,800        971
  Becton, Dickinson & Co.            6,500        341
  Johnson & Johnson                  4,800        312
  PerkinElmer, Inc.                 17,314        327
  Wyeth                             21,600        961
                                              -------
                                                2,912
                                              -------
INDUSTRIALS (16.0%)
  3M Co.                             5,600        405
  Cintas Corp.                      11,750        454
  Dover Corp.                       17,750        646
  Emerson Electric Co.              11,650        730
  General Electric Co.              23,350        809
  Honeywell International,
    Inc.                            24,950        913
  MSC Industrial Direct Co.,
    Inc., Cl A                       8,400        284
  Pall Corp.                        16,734        508
  Parker Hannifin Corp.              3,500        217
  Pitney Bowes, Inc.                 7,183        313
  R.R. Donnelley & Sons Co.         16,376        565

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST June 30, 2005 (Amounts in thousands, except shares)

VALUE INCOME STOCK FUND -- CONCLUDED

-----------------------------------------------------
                                  Shares       Value
-----------------------------------------------------
INDUSTRIALS--CONTINUED
  Rockwell Automation, Inc.          8,950    $   436
  Ryder System, Inc.                 8,450        309
                                              -------
                                                6,589
                                              -------
INFORMATION TECHNOLOGY (4.3%)
  Automatic Data Processing,
    Inc.                            12,000        504
  Harris Corp.                      10,087        315
  Intersil Corp., Cl A              16,748        314
  Nokia Corp. ADR                   19,000        316
  Tektronix, Inc.                   13,950        325
                                              -------
                                                1,774
                                              -------
MATERIALS (8.2%)
  Alcoa, Inc.                       22,850        597
  Bemis Co., Inc.                   11,400        303
  Cytec Industries, Inc.             7,900        314
  Domtar, Inc.                      33,670        249
  E.I. du Pont de Nemours &
    Co.                             15,850        681
  International Paper Co.           18,500        559
  Sappi Ltd. ADR                    31,117        337
  Valspar Corp. (The)                6,550        316
                                              -------
                                                3,356
                                              -------
TELECOMMUNICATION SERVICES (7.5%)
  BellSouth Corp.                   35,500        943
  SBC Communications, Inc.          35,750        849
  Sprint Corp. (b)                  16,150        405
  Verizon Communications, Inc.      25,640        886
                                              -------
                                                3,083
                                              -------
UTILITIES (3.8%)
  Cinergy Corp.                      7,762        348
  National Fuel Gas Co.              3,685        107
  NiSource, Inc. (b)                10,100        250
  Pepco Holdings, Inc.              10,252        245

-----------------------------------------------------
                                  Shares       Value
-----------------------------------------------------
UTILITIES--CONTINUED
  Southern Co. (b)                  10,400    $   361
  Xcel Energy, Inc.                 12,825        250
                                              -------
                                                1,561
                                              -------
Total Common Stocks
  (Cost $37,420)                               40,201
                                              -------
SHORT-TERM INVESTMENT (4.3%)
  CSFB Enhanced Liquidity
    Portfolio (c)                1,765,256      1,765
                                              -------
Total Short-Term Investment
  (Cost $1,765)                                 1,765
                                              -------
Total Investments
  (Cost $39,185) (a) -- 102.0%                 41,966
Liabilities in excess of other
  assets -- (2.0)%                               (829)
                                              -------
Net Assets -- 100.0%                          $41,137
                                              =======

---------------

(a)   Cost for federal income tax purposes is $39,224
      (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

       Unrealized Appreciation...............   $ 3,780
       Unrealized Depreciation...............    (1,038)
                                                -------
       Unrealized Appreciation
         (Depreciation)......................   $ 2,742
                                                =======

(b) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $1,708.

(c) This security was purchased with cash collateral held from securities lending.

ADR    -- American Depository Receipt

Cl     -- Class

                       See notes to financial statements.
 21

                                                                     (Unaudited)

INVESTMENT GRADE BOND FUND

-----------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount       Value
-----------------------------------------------------
ASSET BACKED SECURITIES (5.6%)
AUTO MANUFACTURERS (0.7%)
  DaimlerChrysler Auto Trust,
    Ser 2003, Cl A3, 2.120%,
    11/08/06 (e)                 $     103    $   102
                                              -------
CREDIT CARD ABS (4.9%)
  American Express Credit
    Account Master Trust, Ser
    2002-3, Cl A, 5.530%,
    10/15/08 (e)                       250        254
  Bank One Issuance Trust, Ser
    2002, Cl A4, 2.940%,
    06/16/08                           250        249
  Fleet Credit Card Master
    Trust II, Ser 2003, Cl A,
    2.400%, 07/15/08 (e)               250        248
                                              -------
                                                  751
                                              -------
Total Asset Backed Securities
  (Cost $853)                                     853
                                              -------
CORPORATE BONDS (25.4%)
AEROSPACE/DEFENSE (0.5%)
  United Technologies Corp.,
    4.875%, 05/01/15                    80         82
                                              -------
AIRLINES (0.6%)
  Southwest Airlines Co.,
    5.125%, 03/01/17                    90         88
                                              -------
AUTO MANUFACTURERS (0.4%)
  DaimlerChrysler NA Holdings,
    8.500%, 01/18/31                    50         63
                                              -------
BANKS (0.8%)
  Bank of America Corp.,
    7.400%, 01/15/11                   100        114
                                              -------
BUILDING MATERIALS (0.4%)
  American Standard, Inc.,
    7.625%, 02/15/10                    55         61
                                              -------

-----------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount       Value
-----------------------------------------------------
COMMERCIAL SERVICES (0.8%)
  ERAC USA Finance Co., 5.600%,
    05/01/15 (d)                 $      40    $    41
  R. R. Donnelley & Sons Co.,
    4.950%, 04/01/14                    75         74
                                              -------
                                                  115
COMPUTERS (0.1%)
  NCR Corp., 7.125%, 06/15/09           20         22
                                              -------
DIVERSIFIED FINANCIAL SERVICES (8.6%)
  Capital One Financial Corp.,
    4.800%, 02/21/12                    35         35
  CIT Group, Inc., 5.125%,
    09/30/14                            80         81
  Citigroup, Inc., 5.125%,
    05/05/14                            40         42
  Citigroup, Inc., 5.850%,
    12/11/34                            55         61
  Ford Motor Credit Co.,
    7.000%, 10/01/13                   100         96
  Fund American Cos., Inc.,
    5.875%, 05/15/13                   105        109
  Goldman Sachs Group, Inc.
    (The), 4.750%, 07/15/13            115        115
  HSBC Holdings PLC, 7.625%,
    05/17/32 (d)                        45         59
  John Deere Capital Corp.,
    3.900%, 01/15/08                    25         25
  JPMorgan Chase & Co., 6.625%,
    03/15/12                           130        145
  Lazard Group LLC, 7.125%,
    05/15/15 (d)                       175        177
  MBNA Corp., 6.125%, 03/01/13         110        120
  Merrill Lynch & Co., Inc.,
    3.700%, 04/21/08                    20         20

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST June 30, 2005 (Amounts in thousands, except shares)

INVESTMENT GRADE BOND FUND -- CONTINUED

-----------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount       Value
-----------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Merrill Lynch & Co., Inc.,
    5.000%, 01/15/15             $      55    $    56
  Morgan Stanley, 5.300%,
    03/01/13                           145        151
                                              -------
                                                1,292
                                              -------
ELECTRIC (1.7%)
  Entergy Gulf States, Inc.,
    4.875%, 11/01/11, Callable
    11/01/06 @ 100                      40         40
  Exelon Corp., 5.625%,
    06/15/35                           125        125
  Pacific Gas & Electric Co.,
    6.050%, 03/01/34                    85         94
                                              -------
                                                  259
                                              -------
ENTERTAINMENT (0.2%)
  GTECH Holdings Corp., 4.750%,
    10/15/10                            30         30
                                              -------
HOME BUILDERS (0.6%)
  Lennar Corp., 5.950%,
    03/01/13                            25         27
  Pulte Homes, Inc., 4.875%,
    07/15/09                            40         40
  Pulte Homes, Inc., 5.250%,
    01/15/14                            30         30
                                              -------
                                                   97
                                              -------
INSURANCE (0.7%)
  MetLife, Inc., 5.000%,
    06/15/15                            40         41
  Prudential Financial, Inc.,
    3.750%, 05/01/08                    25         25
  Prudential Financial, Inc.,
    5.100%, 09/20/14                    40         41
                                              -------
                                                  107
                                              -------
INVESTMENT COMPANIES (0.3%)
  Credit Suisse First Boston
    USA, Inc., 6.500%, 01/15/12         45         50
                                              -------

-----------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount       Value
-----------------------------------------------------
LEISURE TIME (0.2%)
  Harley Davidson Funding,
    3.625%, 12/15/08 (d)         $      30    $    29
                                              -------
LODGING (0.6%)
  Harrah's Operating Co., Inc.,
    5.375%, 12/15/13 (b)                30         30
  Marriott International, Inc.,
    4.625%, 06/15/12                    60         60
                                              -------
                                                   90
                                              -------
MEDIA (2.3%)
  Comcast Cable Communications,
    Inc., 7.125%, 06/15/13              90        103
  Comcast Cable Communications,
    Inc., 7.050%, 03/15/33              15         18
  Cox Communications, Inc.,
    4.625%, 06/01/13                    50         49
  News America Holdings, Inc.,
    9.250%, 02/01/13                    45         57
  News America Holdings, Inc.,
    6.200%, 12/15/34                    25         26
  Time Warner, Inc., 7.625%,
    04/15/31                            80        100
                                              -------
                                                  353
                                              -------
MINING (1.2%)
  Alcan, Inc., 5.750%, 06/01/35         40         41
  Codelco, Inc., 5.500%,
    10/15/13 (d)                        60         63
  Inco Ltd., 5.700%, 10/15/15           75         77
                                              -------
                                                  181
                                              -------
MISCELLANEOUS MANUFACTURER (1.4%)
  General Electric Co., 5.000%,
    02/01/13                           210        217
                                              -------

                                                                     (Unaudited)

-----------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount       Value
-----------------------------------------------------
OIL & GAS (0.8%)
  Devon Energy Corp., 10.250%,
    11/01/05                     $       5    $     5
  Devon Financing Corp. ULC,
    7.875%, 09/30/31                    30         39
  Enterprise Products Operating
    LP, Ser B, 6.875%, 03/01/33         40         45
  Motiva Enterprises LLC,
    5.200%, 09/15/12 (d)                25         26
                                              -------
                                                  115
                                              -------
PIPELINES (1.1%)
  Centerpoint Energy Resources
    Corp., Ser B, 7.875%,
    04/01/13                            65         76
  K N Capital Trust III,
    7.630%, 04/15/28                    50         59
  Kinder Morgan, Inc., 7.250%,
    03/01/28                            20         24
                                              -------
                                                  159
                                              -------
REITS (0.1%)
  Simon Property Group LP,
    6.375%, 11/15/07                    20         21
                                              -------
RETAIL (0.2%)
  Federated Department Stores,
    Inc., 6.900%, 04/01/29 (b)          20         23
                                              -------
SAVINGS & LOANS (0.3%)
  Golden West Financial Corp.,
    4.125%, 08/15/07                    45         45
                                              -------

-----------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount       Value
-----------------------------------------------------
TELECOMMUNICATIONS (1.5%)
  SBC Communications, Inc.,
    6.450%, 06/15/34             $      40    $    45
  Sprint Capital Corp., 8.750%,
    03/15/32                            85        118
  Verizon Global Funding Corp.,
    7.750%, 12/01/30 (b)                55         71
                                              -------
                                                  234
                                              -------
Total Corporate Bonds
  (Cost $3,716)                                 3,847
                                              -------
U.S. GOVERNMENT AGENCIES (13.9%)
FREDDIE MAC (13.9%)
  3.750%, 04/15/07                   2,100      2,098
                                              -------
Total U.S. Government Agencies
  (Cost $2,088)                                 2,098
                                              -------
U.S. TREASURY OBLIGATIONS (53.1%)
U.S. TREASURY BONDS (8.8%)
  5.375%, 02/15/31 (b)               1,125      1,328
                                              -------
U.S. TREASURY NOTES (44.3%)
  1.500%, 07/31/05 (b)                 165        165
  3.500%, 11/15/06                     505        504
  3.125%, 05/15/07                     525        520
  3.500%, 05/31/07 (b)               1,325      1,321
  3.125%, 04/15/09 (b)                 190        186
  6.000%, 08/15/09                   1,755      1,906
  3.625%, 06/15/10 (b)                 540        538
  4.250%, 08/15/13 (b)               1,530      1,568
                                              -------
                                                6,708
                                              -------
Total U.S. Treasury Obligations
  (Cost $7,908)                                 8,036
                                              -------
SHORT-TERM INVESTMENTS (36.2%)
  CSFB Enhanced Liquidity
    Portfolio (c)                5,474,784      5,475
                                              -------
Total Short-Term Investments
  (Cost $5,475)                                 5,475
                                              -------

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST June 30, 2005 (Amounts in thousands, except shares)

INVESTMENT GRADE BOND FUND -- CONTINUED

-----------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount       Value
-----------------------------------------------------
MONEY MARKET FUNDS (1.0%)
  Federated Prime Value Money
    Market Fund                    155,696    $   156
                                              -------
Total Money Market Funds
  (Cost $156)                                     156
                                              -------
Total Investments
  (Cost $20,196) (a) -- 135.2%                 20,465
Liabilities in excess of other
  assets -- (35.2)%                            (5,325)
                                              -------
Net Assets -- 100.0%                          $15,140
                                              =======

---------------

(a)   Cost for federal income tax purposes is $20,224
      (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

       Unrealized Appreciation.................   $254
       Unrealized Depreciation.................    (13)
                                                  ----
       Unrealized Appreciation
         (Depreciation)........................   $241
                                                  ====

(b) This security or a partial position of the security was on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 in thousands was $5,318.

(c) This security was purchased with cash collateral held from securities lending.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) Variable rate security. Rate presented represents rate in effect at June 30, 2005. Maturity date represents actual maturity date.

Cl     -- Class

LLC    -- Limited Liability Company

LP     -- Limited Partnership

REIT   -- Real Estate Investment Trust

Ser    -- Series

                       See notes to financial statements
 25

STATEMENTS OF ASSETS AND LIABILITIES (000)
STI CLASSIC VARIABLE TRUST  June 30, 2005                            (Unaudited)

                                                                                                 Small Cap    Value    Investment
                                            Capital        Growth                     Mid-Cap      Value     Income      Grade
                                          Appreciation   and Income   International   Equity      Equity      Stock       Bond
                                              Fund          Fund       Equity Fund     Fund        Fund       Fund        Fund
                                          ------------   ----------   -------------   -------    ---------   -------   ----------
Assets:
 Investments, at Cost...................    $48,220       $10,383        $ 4,240      16,088      $21,089    $39,185    $20,196
                                            -------       -------        -------      ------      -------    -------    -------
 Investments, at Value..................    $51,929       $11,968        $ 5,401      18,593      $26,713    $41,966    $20,465
 Foreign currency, at value (cost
   $16).................................         --            --             16          --           --         --         --
 Accrued Income.........................         47            19              8          21           35         55        173
 Receivable for Investment Securities
   Sold.................................      1,304            53             21         427          346      1,809        125
 Receivable from Investment Adviser.....         --            --              7          --           --         --         --
 Reclaims Receivable....................         --            --              8          --           --         --         --
                                            -------       -------        -------      ------      -------    -------    -------
 Total Assets...........................     53,280        12,040          5,461      19,041       27,094     43,830     20,763
                                            -------       -------        -------      ------      -------    -------    -------
Liabilities:
 Payable to Custodian...................         19            --             --          --           --        126         --
 Income Distributions payable...........         --            --             --          --           --         --         46
 Payable for Investment Securities
   Purchased............................         52            45             32         297          309        727         74
 Payable Upon Return of Securities
   Loaned...............................      4,213           183             31       3,088          423      1,765      5,475
 Investment Advisory Fees Payable.......         43             9             --          12           23         28          7
 Administration Fees Payable............          1            --             --          --            1          1         --
 Custodian Fees Payable.................          5             6              2           9            4          7          8
 Accrued Expenses.......................         47             9              5          13           21         39         13
                                            -------       -------        -------      ------      -------    -------    -------
 Total Liabilities......................      4,380           252             70       3,419          781      2,693      5,623
                                            -------       -------        -------      ------      -------    -------    -------
 Total Net Assets.......................    $48,900       $11,788        $ 5,391      15,622      $26,313    $41,137    $15,140
                                            =======       =======        =======      ======      =======    =======    =======
Net Assets:
 Capital................................    $43,959       $ 9,852        $ 6,646      13,742      $16,071    $46,539    $15,053
 Accumulated Net Investment Income......          4             5            110           4           11         13         17
 Accumulated Net Realized Gains (Losses)
   on Investments and Foreign Currency
   Transactions.........................      1,228           346         (2,525)       (629)       4,607     (8,196)      (199)
 Net Unrealized Appreciation
   (Depreciation) on Investments and
   Foreign Currency Transactions........      3,709         1,585          1,160       2,505        5,624     (2,781)       269
                                            -------       -------        -------      ------      -------    -------    -------
 Total Net Assets:......................    $48,900       $11,788        $ 5,391      15,622      $26,313    $41,137    $15,140
                                            =======       =======        =======      ======      =======    =======    =======
 Shares Outstanding:....................      3,121         1,005            498       1,239        1,450      2,913      1,451
 Net Asset Value and Redemption Price
   Per Share:...........................    $ 15.67       $ 11.72        $ 10.81      $12.60      $ 18.15    $ 14.12    $ 10.43

Amounts designated as "--" are $0 or have been rounded to $0.

                       See notes to financial statements.

STATEMENTS OF OPERATIONS (000)
STI CLASSIC VARIABLE TRUST  For the Period Ended June 30, 2005       (Unaudited)

                                                                                                 Small Cap    Value    Investment
                                             Capital        Growth                     Mid-Cap     Value     Income      Grade
                                           Appreciation   and Income   International   Equity     Equity      Stock       Bond
                                               Fund          Fund       Equity Fund     Fund       Fund       Fund        Fund
                                           ------------   ----------   -------------   -------   ---------   -------   ----------
Investment Income:
 Dividend Income.........................    $   315        $ 116          $ 113       $  111     $   214    $   529      $ --
 Interest Income.........................         --           --              2           --          --         --       328
 Income from Securities Lending..........          3           --             --            7           2          1         8
 Less: Foreign Taxes Withheld............         --           --            (12)          --          --         --        --
                                             -------        -----          -----       ------     -------    -------      ----
 Total Investment Income.................        318          116            103          118         216        530       336
                                             -------        -----          -----       ------     -------    -------      ----
Expenses:
 Investment Advisory Fees................        294           50             36           89         146        175        60
 Administration Fees.....................          7            1              1            2           3          6         2
 Custodian Fees..........................          6            7             51           10           6          9         9
 Professional Fees.......................         16            3              1            5           8         12         4
 Insurance fees..........................          1           --             --           --          --          1        --
 Transfer Agent Fees.....................        (10)          (2)            (1)          (3)         (5)        (9)       (3)
 Printing Fees...........................         17            4              2            5           9         15         6
 Other Expenses..........................         --            1             20            2           1          1         2
                                             -------        -----          -----       ------     -------    -------      ----
 Total Expenses..........................        331           64            110          110         168        210        80
 Less: Investment Advisory Fees Waived or
   Fees Reimbursed.......................        (36)          --            (64)         (20)        (16)        (6)      (19)
                                             -------        -----          -----       ------     -------    -------      ----
 Net Expenses............................        295           64             46           90         152        204        61
                                             -------        -----          -----       ------     -------    -------      ----
 Net Investment Income...................         23           52             57           28          64        326       275
                                             -------        -----          -----       ------     -------    -------      ----
Net Realized and Unrealized Gain (Loss)
 on Investments and Foreign Currency
 Transactions:
 Net Realized Gain on Investments Sold
   and Foreign Currency Transactions.....      1,308          620            407        1,885       1,602      3,614       112
 Net Change in Unrealized Appreciation
   (Depreciation) on Investments and
   Foreign Currency Transactions.........     (3,775)        (352)          (594)        (971)     (1,847)    (4,223)       24
                                             -------        -----          -----       ------     -------    -------      ----
 Total Net Realized and Unrealized Gain
   (Loss) on Investments and Foreign
   Currency Transactions.................     (2,467)         268           (187)         914        (245)      (609)      136
                                             -------        -----          -----       ------     -------    -------      ----
Change in Net Assets from Operations.....    $(2,444)       $ 320          $(130)      $  942     $  (181)   $  (283)     $411
                                             =======        =====          =====       ======     =======    =======      ====

Amounts designated as "--" are $0 or have been rounded to $0.

                       See notes to financial statements.
 27

STATEMENTS OF CHANGES IN NET ASSETS (000)
STI CLASSIC VARIABLE TRUST  For the Periods Indicated

                                           Capital Appreciation Fund       Growth and Income Fund      International Equity Fund
                                           --------------------------    --------------------------    --------------------------
                                            01/01/05-      01/01/04-      01/01/05-      01/01/04-      01/01/05-      01/01/04-
                                            06/30/05       12/31/04       06/30/05       12/31/04       06/30/05       12/31/04
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                           (Unaudited)                   (Unaudited)                   (Unaudited)
Operations:
 Net Investment Income (Loss)............    $    23       $    108        $    52        $    91        $   57         $    49
 Net Realized Gain (Loss) on Investments
   Sold and Foreign Currency
   Transactions..........................      1,308          6,819            620            606           407             776
 Net Change in Unrealized Appreciation
   (Depreciation) on Investments and
   Foreign Currency Transactions.........     (3,775)        (3,419)          (352)           705          (594)            287
                                             -------       --------        -------        -------        ------         -------
 Change in Net Assets from Operations....     (2,444)         3,508            320          1,402          (130)          1,112
                                             -------       --------        -------        -------        ------         -------
Dividends and Distributions to
 Shareholders:
 Net Investment Income...................        (25)          (102)           (48)           (90)           --            (105)
                                             -------       --------        -------        -------        ------         -------
Capital Transactions:
 Proceeds from Shares Issued.............      3,609          5,856          1,132          2,801           180             347
 Dividends Reinvested....................         25            102             48             90            --             105
 Cost of Shares Redeemed.................     (7,127)       (13,869)        (1,108)        (1,957)         (902)         (2,136)
                                             -------       --------        -------        -------        ------         -------
 Change in Net Assets from Capital
   Transactions..........................     (3,493)        (7,911)            72            934          (722)         (1,684)
                                             -------       --------        -------        -------        ------         -------
 Change in Net Assets....................     (5,962)        (4,505)           344          2,246          (852)           (677)
                                             -------       --------        -------        -------        ------         -------
Net Assets:
 Beginning of Period.....................     54,862         59,367         11,444          9,198         6,243           6,920
                                             -------       --------        -------        -------        ------         -------
 End of Period...........................    $48,900       $ 54,862        $11,788        $11,444        $5,391         $ 6,243
                                             =======       ========        =======        =======        ======         =======
Undistributed Net Investment Income, End
 of Period...............................    $     4       $      6        $     5        $     1        $  110         $    53
                                             =======       ========        =======        =======        ======         =======
Share Transactions:
 Issued..................................        227            376             98            269            16              37
 Reinvested..............................          2              6              4              8            --              11
 Redeemed................................       (450)          (893)           (97)          (188)          (82)           (218)
                                             -------       --------        -------        -------        ------         -------
 Change in Share Transactions............       (221)          (511)             5             89           (66)           (170)
                                             =======       ========        =======        =======        ======         =======

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)
STI CLASSIC VARIABLE TRUST  For the Periods Indicated

                                            Mid-Cap Equity Fund        Small Cap Value Equity Fund      Value Income Stock Fund
                                         --------------------------    ----------------------------    --------------------------
                                          01/01/05-      01/01/04-      01/01/05-       01/01/04-       01/01/05-      01/01/04-
                                          06/30/05       12/31/04        06/30/05        12/31/04       06/30/05       12/31/04
                                         -----------    -----------    ------------    ------------    -----------    -----------
                                         (Unaudited)                   (Unaudited)                     (Unaudited)
Operations:
 Net Investment Income.................    $    28        $   113        $    64         $    73         $   326       $    639
 Net Realized Gain on Investments Sold
   and Foreign Currency Transactions...      1,885          1,584          1,602           3,468           3,614          5,423
 Net Change in Unrealized Appreciation
   (Depreciation) on Investments and
   Foreign Currency Transactions.......       (971)           733         (1,847)          1,457          (4,223)           279
                                           -------        -------        -------         -------         -------       --------
 Change in Net Assets from Operations..        942          2,430           (181)          4,998            (283)         6,341
                                           -------        -------        -------         -------         -------       --------
Dividends and Distributions to
 Shareholders:
 Net Investment Income.................        (30)          (107)           (66)            (60)           (313)          (646)
                                           -------        -------        -------         -------         -------       --------
Capital Transactions:
 Proceeds from Shares Issued...........        522          1,914          2,320           3,370           1,602          7,126
 Dividends Reinvested..................         30            107             66              60             313            646
 Cost of Shares Redeemed...............     (2,224)        (4,144)        (1,786)         (2,789)         (7,195)       (11,938)
                                           -------        -------        -------         -------         -------       --------
 Change in Net Assets from Capital
   Transactions........................     (1,672)        (2,123)           600             641          (5,280)        (4,166)
                                           -------        -------        -------         -------         -------       --------
 Change in Net Assets..................       (760)           200            353           5,579          (5,876)         1,529
                                           -------        -------        -------         -------         -------       --------
Net Assets:
 Beginning of Period...................     16,382         16,182         25,960          20,381          47,013         45,484
                                           -------        -------        -------         -------         -------       --------
 End of Period.........................    $15,622        $16,382        $26,313         $25,960         $41,137       $ 47,013
                                           =======        =======        =======         =======         =======       ========
Undistributed Net Investment Income,
 End of Period.........................    $     4        $     6        $    11         $    13         $    13       $     --
                                           =======        =======        =======         =======         =======       ========
Share Transactions:
 Issued................................         43            182            130             210             113            533
 Reinvested............................          2             10              4               4              22             48
 Redeemed..............................       (186)          (393)          (100)           (175)           (506)          (908)
                                           -------        -------        -------         -------         -------       --------
 Change in Share Transactions..........       (141)          (201)            34              39            (371)          (327)
                                           =======        =======        =======         =======         =======       ========

                                         Investment Grade Bond Fund
                                         --------------------------
                                          01/01/05-      01/01/04-
                                          06/30/05       12/31/04
                                         -----------    -----------
                                         (Unaudited)
Operations:
 Net Investment Income.................    $   275        $   648
 Net Realized Gain on Investments Sold
   and Foreign Currency Transactions...        112            236
 Net Change in Unrealized Appreciation
   (Depreciation) on Investments and
   Foreign Currency Transactions.......         24           (156)
                                           -------        -------
 Change in Net Assets from Operations..        411            728
                                           -------        -------
Dividends and Distributions to
 Shareholders:
 Net Investment Income.................       (281)          (629)
                                           -------        -------
Capital Transactions:
 Proceeds from Shares Issued...........        535          1,401
 Dividends Reinvested..................        287            640
 Cost of Shares Redeemed...............     (2,859)        (5,409)
                                           -------        -------
 Change in Net Assets from Capital
   Transactions........................     (2,037)        (3,368)
                                           -------        -------
 Change in Net Assets..................     (1,907)        (3,269)
                                           -------        -------
Net Assets:
 Beginning of Period...................     17,047         20,316
                                           -------        -------
 End of Period.........................    $15,140        $17,047
                                           =======        =======
Undistributed Net Investment Income,
 End of Period.........................    $    17        $    23
                                           =======        =======
Share Transactions:
 Issued................................         52            137
 Reinvested............................         28             62
 Redeemed..............................       (278)          (527)
                                           -------        -------
 Change in Share Transactions..........       (198)          (328)
                                           =======        =======

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See notes to financial statements.
 29

                      (This page intentionally left blank)

FINANCIAL HIGHLIGHTS
STI CLASSIC VARIABLE TRUST
Selected Data for a Share of Beneficial Interest Outstanding Throughout the Periods Ended.

                                                               Net Realized and Unrealized
                                                    Net             Gains (Losses) on
                           Net Asset Value,     Investment       Investments and Foreign
                           Beginning of Year   Income (Loss)      Currency Transactions
                           -----------------   -------------   ---------------------------
CAPITAL APPRECIATION FUND
   June 30, 2005*              $16.42              0.01                  (0.75)
   December 31, 2004           $15.41              0.03                   1.01
   December 31, 2003           $13.01             (0.03)(a)               2.43(a)
   December 31, 2002           $17.48             (0.07)                 (3.74)
   December 31, 2001           $20.02             (0.05)                 (1.27)
   December 31, 2000           $20.27              0.03                   0.65
GROWTH AND INCOME FUND
   June 30, 2005*              $11.45              0.05                   0.27
   December 31, 2004           $10.10              0.09(a)                1.35(a)
   December 31, 2003           $ 8.05              0.08(a)                2.04(a)
   December 31, 2002           $10.21              0.06                  (2.16)
   December 31, 2001           $10.86              0.04                  (0.65)
   December 31, 2000           $10.00              0.07                   0.86
INTERNATIONAL EQUITY FUND
   June 30, 2005*              $11.06              0.13                  (0.38)
   December 31, 2004           $ 9.43              0.11                   1.69
   December 31, 2003           $ 6.92              0.07(a)                2.50(a)
   December 31, 2002           $ 8.55              0.02                  (1.61)
   December 31, 2001           $10.36                --                  (1.80)
   December 31, 2000           $13.93              0.08                  (0.58)
MID-CAP EQUITY FUND
   June 30, 2005*              $11.87              0.02                   0.73
   December 31, 2004           $10.23              0.08                   1.63
   December 31, 2003           $ 7.93              0.05(a)                2.30(a)
   December 31, 2002           $11.09             (0.04)                 (3.11)
   December 31, 2001           $13.30                --                  (0.19)
   December 31, 2000           $15.20             (0.04)                 (0.13)
SMALL CAP VALUE EQUITY FUND
   June 30, 2005*              $18.33              0.04                  (0.17)
   December 31, 2004           $14.80              0.05(a)                3.52(a)
   December 31, 2003           $10.75              0.07(a)                4.05(a)
   December 31, 2002           $10.94              0.06                  (0.19)
   December 31, 2001           $ 9.12              0.12                   1.82
   December 31, 2000           $ 7.97              0.14                   1.15
VALUE INCOME STOCK FUND
   June 30, 2005*              $14.32              0.10                  (0.20)
   December 31, 2004           $12.60              0.19                   1.72
   December 31, 2003           $10.39              0.17(a)                2.21(a)
   December 31, 2002           $12.70              0.16                  (2.31)
   December 31, 2001           $13.06              0.16                  (0.32)
   December 31, 2000           $13.23              0.26                   0.98
INVESTMENT GRADE BOND FUND
   June 30, 2005*              $10.34              0.18                   0.09
   December 31, 2004 (b)       $10.27              0.36                   0.06
   December 31, 2003           $10.29              0.34(a)                0.02(a)
   December 31, 2002           $10.05              0.44                   0.28
   December 31, 2001           $ 9.69              0.52                   0.36
   December 31, 2000           $ 9.73              0.62                  (0.04)


                                               Dividends from   Distributions       Total
                                  Total From   Net Investment   from Realized   Dividends and
                                  Operations       Income       Capital Gains   Distributions
                                  ----------   --------------   -------------   -------------
CAPITAL APPRECIATION FUND
   June 30, 2005*                    (0.74)         (0.01)             --           (0.01)
   December 31, 2004                  1.04          (0.03)             --           (0.03)
   December 31, 2003                  2.40             --              --              --
   December 31, 2002                 (3.81)            --           (0.66)          (0.66)
   December 31, 2001                 (1.32)            --           (1.22)          (1.22)
   December 31, 2000                  0.68          (0.03)          (0.90)          (0.93)
GROWTH AND INCOME FUND
   June 30, 2005*                     0.32          (0.05)             --           (0.05)
   December 31, 2004                  1.44          (0.09)             --           (0.09)
   December 31, 2003                  2.12          (0.07)             --           (0.07)
   December 31, 2002                 (2.10)         (0.06)             --           (0.06)
   December 31, 2001                 (0.61)         (0.04)             --           (0.04)
   December 31, 2000                  0.93          (0.07)             --           (0.07)
INTERNATIONAL EQUITY FUND
   June 30, 2005*                    (0.25)            --              --              --
   December 31, 2004                  1.80          (0.17)             --           (0.17)
   December 31, 2003                  2.57          (0.06)             --           (0.06)
   December 31, 2002                 (1.59)            --           (0.04)          (0.04)
   December 31, 2001                 (1.80)            --           (0.01)          (0.01)
   December 31, 2000                 (0.50)            --           (3.07)          (3.07)
MID-CAP EQUITY FUND
   June 30, 2005*                     0.75          (0.02)             --           (0.02)
   December 31, 2004                  1.71          (0.07)             --           (0.07)
   December 31, 2003                  2.35          (0.05)             --           (0.05)
   December 31, 2002                 (3.15)            --           (0.01)          (0.01)
   December 31, 2001                 (0.19)            --           (2.02)          (2.02)
   December 31, 2000                 (0.17)            --           (1.73)          (1.73)
SMALL CAP VALUE EQUITY FUND
   June 30, 2005*                    (0.13)         (0.05)             --           (0.05)
   December 31, 2004                  3.57          (0.04)             --           (0.04)
   December 31, 2003                  4.12          (0.07)             --           (0.07)
   December 31, 2002                 (0.13)         (0.06)             --           (0.06)
   December 31, 2001                  1.94          (0.12)             --            0.12
   December 31, 2000                  1.29          (0.14)             --           (0.14)
VALUE INCOME STOCK FUND
   June 30, 2005*                    (0.10)         (0.10)             --           (0.10)
   December 31, 2004                  1.91          (0.19)             --           (0.19)
   December 31, 2003                  2.38          (0.17)             --           (0.17)
   December 31, 2002                 (2.15)         (0.16)***          --           (0.16)***
   December 31, 2001                 (0.16)         (0.20)             --           (0.20)
   December 31, 2000                  1.24          (0.26)          (1.15)          (1.41)
INVESTMENT GRADE BOND FUND
   June 30, 2005*                     0.27          (0.18)             --           (0.18)
   December 31, 2004 (b)              0.42          (0.35)             --           (0.35)
   December 31, 2003                  0.36          (0.38)             --           (0.38)
   December 31, 2002                  0.72          (0.48)             --           (0.48)
   December 31, 2001                  0.88          (0.52)             --           (0.52)
   December 31, 2000                  0.58          (0.62)             --           (0.62)

  +  Not annualized for periods less than one year.

 ++  Annualized for periods less than one year.

  *  Unaudited.

 ** Total return would have been (18.70)% without the payment by affiliate. During the fiscal year ended December 31, 2002, the International Equity Fund was reimbursed by the Adviser for losses incurred of $5,807 due to the sale of shares in several registered investment companies which were inadvertently purchased in excess of the amount permitted under applicable Securities and Exchange Commission rules.

***  Includes Return of Capital of $0.0049 per share.

(a)  Amounts calculated using the average shares method.

(b) Effective January 1, 2004, the Investment Grade Bond Fund adopted a change in the amortization and accretion methodology on fixed income securities. (See Note 2.) The cumulative effect of this change in methodology on December
     31, 2004 was to increase net investment income to average net assets from 3.40% to 3.52%; to increase net investment income per share from $0.35 to $0.36; and, to decrease net realized and unrealized gains (losses) per share from $0.07 to $0.06. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.


Amounts designated as "-" are either $0 or have been rounded to $0.

Net Asset                                                         Ratio of Net        Ratio of Expenses to Average
  Value,                Net Assets,   Ratio of Net Expenses     Investment Income        Net Assets (Excluding       Portfolio
  End of      Total       End of         to Average Net       (Loss) to Average Net     Waivers, Reimbursements      Turnover
  Period     Returns+   Year (000)          Assets++                Assets++             and Expense Offset)++         Rate
----------   --------   -----------   ---------------------   ---------------------   ----------------------------   ---------
  $15.67       (4.52)%   $ 48,900             1.15%                    0.09%                      1.29%                  49%
  $16.42        6.75%    $ 54,862             1.15%                    0.19%                      1.43%                  79%
  $15.41       18.45%    $ 59,367             1.15%                   (0.21)%                     1.50%                  91%
  $13.01      (21.89)%   $ 56,718             1.15%                   (0.41)%                     1.46%                  67%
  $17.48       (5.34)%   $ 86,499             1.15%                   (0.30)%                     1.44%                  88%
  $20.02        3.07%    $101,964             1.15%                    0.17%                      1.38%                 105%
  $11.72        2.78%    $ 11,788             1.15%                    0.93%                      1.15%                  26%
  $11.45       14.30%    $ 11,444             1.18%                    0.87%                      1.53%                  44%
  $10.10       26.49%    $  9,198             1.20%                    0.92%                      2.20%                  22%
  $ 8.05      (20.59)%   $  4,354             1.20%                    6.80%                      2.56%                  51%
  $10.21       (5.57)%   $  4,278             1.20%                    0.47%                      3.22%                  27%
  $10.86        9.32%    $  1,784             1.20%                    0.69%                      8.04%                  34%
  $10.81       (2.26)%   $  5,391             1.58%                    2.01%                      3.82%                  27%
  $11.06       19.35%    $  6,243             1.60%                    0.74%                      3.89%                  65%
  $ 9.43       37.31%    $  6,920             1.60%                    0.99%                      3.91%                  75%
  $ 6.92      (18.58)%** $  6,230             1.60%                    0.27%                      2.59%                 115%
  $ 8.55      (17.40)%   $  9,544             1.60%                    0.25%                      2.32%                  92%
  $10.36       (3.43)%   $ 11,972             1.60%                    0.64%                      2.08%                 126%
  $12.60        6.35%    $ 15,622             1.15%                    0.37%                      1.41%                  51%
  $11.87       16.82%    $ 16,382             1.15%                    0.71%                      1.65%                  79%
  $10.23       29.72%    $ 16,182             1.15%                    0.60%                      1.84%                 182%
  $ 7.93       (8.45)%   $ 13,962             1.15%                   (0.32)%                     1.72%                  90%
  $11.09        2.72%    $ 21,938             1.15%                    0.04%                      1.66%                  93%
  $13.30       (2.93)%   $ 23,714             1.15%                   (0.18)%                     1.56%                 106%
  $18.15       (0.74)%   $ 26,313             1.21%                    0.49%                      1.34%                  19%
  $18.33       24.19%    $ 25,960             1.20%                    0.33%                      1.57%                  52%
  $14.80       38.44%    $ 20,381             1.20%                    0.56%                      1.79%                  27%
  $10.75       (1.20)%   $ 15,286             1.20%                    0.55%                      1.79%                  17%
  $10.94       21.48%    $ 13,775             1.20%                    1.05%                      1.91%                  55%
  $ 9.12       16.37%    $ 10,513             1.20%                    1.69%                      1.96%                  72%
  $14.12       (0.69)%   $ 41,137             0.93%                    1.49%                      0.96%                  56%
  $14.32       15.29%    $ 47,013             0.95%                    1.43%                      1.11%                  85%
  $12.60       23.12%    $ 45,484             0.95%                    1.52%                      1.19%                  54%
  $10.39      (16.98)%   $ 43,899             0.95%                    1.37%                      1.19%                  50%
  $12.70       (1.14)%   $ 63,102             0.95%                    1.20%                      1.12%                  73%
  $13.06       10.43%    $ 67,594             0.95%                    2.01%                      1.06%                  72%
  $10.43        2.63%    $ 15,140             0.75%                    3.40%                      0.99%                 113%
  $10.34        4.16%    $ 17,047             0.75%                    3.52%                      1.19%                 197%
  $10.27        3.51%    $ 20,316             0.75%                    3.66%                      1.25%                 147%
  $10.29        7.40%    $ 23,126             0.75%                    4.33%                      1.28%                 144%
  $10.05        9.20%    $ 19,559             0.75%                    5.15%                      1.32%                 139%
  $ 9.69        6.32%    $ 16,890             0.75%                    6.54%                      1.26%                 123%

                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
STI CLASSIC VARIABLE TRUST  June 30, 2005

1. Organization

The STI Classic Variable Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering seven funds as of June 30, 2005. The financial statements presented herein are those of the Capital Appreciation Fund, the Growth and Income Fund, the International Equity Fund, the Mid-Cap Equity Fund, the Small Cap Value Equity Fund, the Value Income Stock Fund and the Investment Grade Bond Fund (each a "Fund" and collectively the "Funds"). The Trust is authorized to issue an unlimited number of shares without par value. Shareholders have no preemptive rights. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Sales of shares of the Funds may only be made to separate accounts of various life insurance companies and certain qualified benefit plans. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that effect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

     Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including equity securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates

                                                                     (Unaudited)

     market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 pm Eastern Time), as provided by an independent pricing service approved by the Funds' Board of Trustees (the "Board"). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' administrator shall seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures will be performed and monitored by a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds' administrator and may preauthorize the Funds' administrator to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet. If the adviser does not preauthorize the Funds' administrator to utilize a Fair Value Pricing Service, the adviser will request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index exceed levels established by the Funds ("Trigger Points"), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

STI CLASSIC VARIABLE TRUST  June 30, 2005

     Security Transactions and Investment Income -- Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis. Cost used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period. Dividend income is recorded on the ex-dividend date.

     Effective January 1, 2004, the Investment Grade Bond changed its amortization and accretion methodology on premiums and discounts on fixed income securities in order to conform more closely to Internal Revenue Code requirements. The cumulative effect of this accounting change had no impact on total net assets, but resulted in an increase in interest income of $21,220 and a decrease in unrealized appreciation/(depreciation) of $21,220 during the fiscal year ended December 31, 2004. The financial highlights for prior periods have not been restated to reflect this change in accounting methodology.

     Repurchase Agreements -- The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreement"). A third party custodian bank takes possession of the underlying securities ("collateral") of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Foreign Currency Translation -- The books and records of the International Equity Fund are maintained in U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

     Expenses -- Expenses that are directly related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis.

     Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid each calendar quarter for all Funds except for the International Equity Fund, which distributes income annually, and the Investment Grade Bond Fund, which distributes daily and pays monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital

                                                                     (Unaudited)

     gains can be offset by capital loss carryovers, such gains will not be distributed.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. paydown reclasses and foreign currency transactions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

     Compensating Balances -- If a Fund has a cash overdraft in excess of $100,000 it is required to leave 110% in compensating balance with SunTrust Bank (the "Custodian"), a wholly owned subsidiary of SunTrust Banks, Inc., on the following day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw 90% of the balance with the Custodian on the following business day. This does not apply to the International Equity Fund.

3. Agreements and Other Transactions with Affiliates

     Investment Advisory Agreement -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly owned subsidiary of SunTrust Banks, Inc., have entered into advisory agreements.

     Under terms of the agreements, the Funds are charged the following annual fees which are computed daily and paid monthly based upon average daily net assets:

                                              Maximum
                                               Annual      Net Fees
                                            Advisory Fee     Paid
                                            ------------   --------
   Capital Appreciation Fund..............      1.15%        1.01%
   Growth and Income Fund.................      0.90         0.90
   International Equity Fund..............      1.25           --
   Mid-Cap Equity Fund....................      1.15         0.89
   Small Cap Value Equity Fund............      1.15         1.02
   Value Income Stock Fund................      0.80         0.77
   Investment Grade Bond Fund.............      0.74         0.50

     The Investment Adviser has contractually agreed to waive all or a portion of its fees until 05/01/06.

     Administration, Fund Accounting and Transfer Agency Agreement -- The Trust and BISYS Fund Services Ohio, Inc. (the "Administrator") are parties to a Master Services Agreement, under which the Administrator provides administrative, fund accounting, and transfer agent services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Funds) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion plus an additional class fee of $2,500 per class annum, applicable to each additional class of shares over 145 classes of shares.

     Per the executed Master Services Agreement, BISYS Fund Services Ohio, Inc. has agreed to pay a total of $325,000 per annum towards the insurance premiums payable annually by the Trust and the STI Classic Funds. $300,000 will be paid towards the premium for the Directors and Officers Liability/Errors and Omissions Insurance Policy, and $25,000 will be paid towards the premium for the Fidelity Bond Policy.

     Distribution Services Agreement -- The Trust and BISYS Fund Services Limited Partnership (the

STI CLASSIC VARIABLE TRUST  June 30, 2005

     "Distributor") are parties to a Distribution Services Agreement. The Distributor receives no fees for its services under this agreement.

     Custodian Agreements -- SunTrust Bank acts as custodian for all the Funds except the International Equity Fund, which utilizes Brown Brothers Harriman & Co. as custodian. Custodians are paid on the basis of the net assets and transaction costs of the Funds. The custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

     Other -- Certain Officers of the Trust are also officers of the Adviser, Administrator, and/or the Distributor. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the nine trustees are compensated $43,000 ($387,000 total) and the Chairman of the Board receives $50,000 in meeting and retainer fees, plus the reimbursement for certain expenses incurred. If the trustees take part in a Special Telephonic Meeting, the Chairman receives $2,500 and each trustee receives $2,000. Several trustees are also part of an Audit Committee and/or a Governance and Nominating Committee. Each trustee that is part of one of these committees receives a fee of $1,000 per meeting attended and the Chairman of each Committee receives $1,500. Trusco Capital Management, Inc. provides an employee to serve as Chief Compliance Officer for the Trust and provide certain related services, and receives an annual fee for this service of $120,000. In addition, BISYS provides an employee and staff to serve as an assistant to the Chief Compliance Officer for the Trust, including providing certain related services, and receives a fee for these services of $150,000. Both fees are allocated across the assets of the Trust and the STI Classic Funds. For the period ended June 30, 2005, the total related amounts paid by the Trust were $2,243.

     The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc., to act as an agent in placing repurchase agreements for the Trust. For the period ended June 30, 2005, the following Funds paid SunTrust Robinson Humphrey, through a reduction in the yield earned by the Funds on those repurchase agreements:

                                                             Fees
                                                             ----
   Investment Grade Bond Fund.............................   $82

4. Investment Transactions

The cost of purchases and the proceeds from sales and maturities of securities, excluding short-term investments and U.S. Government securities, for the period ended June 30, 2005, were as follows (in thousands):

                                                            Sales and
                                                Purchases   Maturities
                                                ---------   ----------
Capital Appreciation Fund.....................   $24,842     $28,577
Growth and Income Fund........................     2,939       2,896
International Equity Fund.....................     1,504       2,094
Mid-Cap Equity Fund...........................     7,645       9,684
Small Cap Value Equity Fund...................     5,048       4,415
Value Income Stock Fund.......................    24,220       4,359
Investment Grade Bond Fund....................     2,717       2,482

The cost of purchases and proceeds from sales and maturities of long-term U.S. Government securities for the Investment Grade Bond Fund during the period ended June 30, 2005, in thousands, was $14,178 and $16,189, respectively.

                                                                     (Unaudited)

5. Federal Tax Policies and Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with applicable country's tax rule s and rates.

At June 30, 2005, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at June 30, 2005, are presented on each Fund's Schedule of Portfolio Investments.

As of the latest tax year end of December 31, 2004, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders (000):

                                             Expires
                                 --------------------------------
Fund                              2008    2009    2010      2011
----                             ------   ----   -------   ------
Capital Appreciation Fund......  $   --   $ --   $   --    $   66
Growth and Income Fund.........      --     --       --       250
International Equity Fund......      --    843    1,471       497
Mid-Cap Equity Fund............      --     --    2,515        --
Value Income Stock Fund........   6,309     --    3,046     2,432
Investment Grade Bond Fund.....      --     95      189        --

Amounts designated as "-" are either $0 or have been rounded to $0.

6. Concentrations/Risks

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

7. Securities Lending

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet

STI CLASSIC VARIABLE TRUST  June 30, 2005

capital and other credit requirements or other criteria established by the Trust's Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of the loan collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least 100% of the market value of the securities loaned, or in the case of the Investment Grade Bond Fund, the initial value of the collateral is at least 102% of the market value of the securities loaned, and 100% thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the CSFB Enhanced Liquidity Portfolio (the "Portfolio"). This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations. At June 30, 2005, the Portfolio was invested in commercial paper, repurchase agreements, asset backed securities, certificates of deposit and corporate bonds (with interest rates ranging from 2.8225% to 3.59% and maturity dates ranging from 07/01/05 to 03/22/10).

The Funds paid fees for security lending for the period ended June 30, 2005, which have been netted against the Security Lending Income on the Statements of Operations. These fees are presented below:

                                                               Fees
                                                              ------
Capital Appreciation Fund..................................   $  547
Growth and Income Fund.....................................       70
International Equity Fund..................................       32
Mid-Cap Equity Fund........................................      846
Small Cap Value Equity Fund................................      176
Value Income Stock Fund....................................      206
Investment Grade Bond Fund.................................    1,054

8. Subsequent Events (Effective August 1, 2005)

The Growth and Income Fund changed its name to Large Cap Relative Value Fund and the Value Income Stock Fund changed its name to Large Cap Value Equity Fund.

The Advisor has contractually agreed, until July 31, 2006, to waive fees and/or reimburse each Fund to the extent necessary to maintain each Fund's Total Operating Expenses as noted below:

                                                   Total
                                                 Operating
Fund                                              Expense
----                                             ---------
Capital Appreciation Fund..................        1.12%
Large Cap Relative Value Fund
  (formerly Growth and Income Fund)........        1.00%
International Equity Fund..................        1.30%
Mid-Cap Equity Fund........................        1.15%
Small Cap Value Equity Fund................        1.20%
Large Cap Value Equity Fund
  (formerly Value Income Stock Fund).......        0.95%
Investment Grade Bond Fund.................        0.65%

                                                                     (Unaudited)

The Funds have agreed to pay or repay fees that were waived or reimbursed for a period up to three years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of the Fund to exceed the above limits.

The Trust and the Advisor have entered into revised Advisory Agreements, under which the Funds are charged the following annual fees based upon each Fund's average daily net assets which are computed daily and paid monthly:

                                                 Revised
                                                  Annual
Fund                                           Advisory Fee
----                                           ------------
Capital Appreciation Fund..................        0.97%
Large Cap Relative Value Fund
  (formerly Growth and Income Fund)........        0.85%
International Equity Fund..................        1.15%
Mid-Cap Equity Fund........................        1.00%
Small Cap Value Equity Fund................        1.15%
Large Cap Value Equity Fund
  (formerly Value Income Stock Fund).......        0.80%
Investment Grade Bond Fund.................        0.50%

Breakpoints will be used in computing the advisory fee. The full fee will be charged on average daily net assets of each Fund up to $500 million, a discount of 5% on the next $500 million, and a discount of 10% over $1 billion.

TRUSTEES AND OFFICERS OF THE STI CLASSIC VARIABLE TRUST (UNAUDITED)

Information pertaining to the trustees of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members." Messrs. Courts and Ridley are Trustees who may be deemed to be "interested persons" of the Trust.
--------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                            TERM OF               PRINCIPAL           THE STI
                         POSITION(S)      OFFICE AND            OCCUPATION(S)      FUND COMPLEX               OTHER
     NAME, ADDRESS,       HELD WITH        LENGTH OF             DURING THE         OVERSEEN BY           DIRECTORSHIPS
     DATE OF BIRTH        THE GROUP       TIME SERVED           PAST 5 YEARS          TRUSTEE            HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEES*:
Richard W. Courts, II     Trustee       Indefinite;        Chairman, Atlantic            60        Cousins Properties, Inc.;
3435 Stelzer Road                       since November     Investment Company                      Genuine Parts Company;
Columbus, OH 43219                      2001                                                       Piedmont Medical Center;
DOB 01/18/36                                                                                       SunTrust Bank; Courts
                                                                                                   Foundation; J. Bulow
                                                                                                   Campbell Foundation
-------------------------------------------------------------------------------------------------------------------------------
Clarence H. Ridley        Trustee       Indefinite;        Chairman, Haverty             60        Crawford & Co.
3435 Stelzer Road                       since November     Furniture Companies;
Columbus, OH 43219                      2001               Partner, King and
DOB 06/03/42                                               Spaulding LLP (law
                                                           firm) (1977 to 2000)
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES:
Thomas Gallagher          Trustee       Indefinite;        President, CEO, Genuine       60        NAPA; Genuine Parts Company;
3435 Stelzer Road                       since May 2000     Parts Company                           Stone Mountain Industrial
Columbus, OH 43219                                                                                 Park; The Lovett School;
DOB 11/25/47                                                                                       Oxford Industries Inc.
-------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch          Trustee       Indefinite;        Retired                       60        SEI Family of Funds
3435 Stelzer Road                       since May 1992
Columbus, OH 43219
DOB 12/03/32
-------------------------------------------------------------------------------------------------------------------------------
Connie D. McDaniel        Trustee       Indefinite;        Vice President and            60        None
3435 Stelzer Road                       since May 2005     Controller, The Coca-
Columbus, OH 43219                                         Cola Company
DOB 04/10/58
-------------------------------------------------------------------------------------------------------------------------------
James O. Robbins          Trustee       Indefinite;        President, CEO, Cox           60        Cox Communications; National
3435 Stelzer Road                       since May 2000     Communications, Inc.                    Cable and Telecommunications
Columbus, OH 43219                                                                                 Association; Discovery
DOB 07/04/42                                                                                       Channel; Cable Labs; C-SPAN;
                                                                                                   St. Paul's School
-------------------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton        Trustee       Indefinite;        Retired                       60        Detroit Riverfront
3435 Stelzer Road                       since February                                             Conservancy
Columbus, OH 43219                      1998
DOB 03/28/30
-------------------------------------------------------------------------------------------------------------------------------
Sidney E. Harris          Trustee       Indefinite;        Professor (since 2004),       60        ServiceMaster Company; Total
3435 Stelzer Road                       since November     Dean (1997-2004), J.                    System Services, Inc.;
Columbus, OH 43219                      2004               Mack Robinson College                   Transamerica Investors, Inc.
DOB 07/21/49                                               of Business, Georgia                    (13 Mutual Funds)
                                                           State University
-------------------------------------------------------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                                            TERM OF               PRINCIPAL           THE STI
                         POSITION(S)      OFFICE AND            OCCUPATION(S)      FUND COMPLEX               OTHER
     NAME, ADDRESS,       HELD WITH        LENGTH OF             DURING THE         OVERSEEN BY           DIRECTORSHIPS
     DATE OF BIRTH        THE GROUP       TIME SERVED           PAST 5 YEARS          TRUSTEE            HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
Warren Y. Jobe            Trustee       Indefinite;        Retired. EVP, Georgia         60        WellPoint, Inc.; UniSource
3435 Stelzer Road                       since November     Power Company and SVP,                  Energy Corp.; HomeBanc Corp.
Columbus, OH 43219                      2004               Southern Company
DOB 11/12/40                                               (1998-2001)
-------------------------------------------------------------------------------------------------------------------------------
Charles D. Winslow        Trustee       Indefinite;        Retired. Formerly             60        None
3435 Stelzer Road                       since November     Partner, Accenture
Columbus, OH 43219                      2004               (consulting)
DOB 07/13/35

* Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because of a material business relationship with the parent of the Adviser.

                                                 TERM OF                                 PRINCIPAL
                            POSITION(S)        OFFICE AND                              OCCUPATION(S)
     NAME, ADDRESS,          HELD WITH          LENGTH OF                                DURING THE
     DATE OF BIRTH           THE GROUP         TIME SERVED                              PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
OFFICERS:
R. Jeffrey Young             President      One-year; since     Senior Vice President, Relationship Management, BISYS Fund
3435 Stelzer Road                               July 2004       Services (since 2002); Vice President, Client Services,
Columbus, OH 43219                                              BISYS Fund Services; (1997-2002)
DOB 08/22/64
----------------------------------------------------------------------------------------------------------------------------
Deborah A. Lamb           Executive Vice    One-year; since)    Chief Compliance Officer and Executive Vice President, STI
50 Hurt Plaza               President;        September 2004;   Classic Funds and Variable Trust (2004-present); Chief
Suite 1400                   Assistant        since November    Compliance Officer, Managing Director, Trusco Capital
Chief DOB 10/02/52          Secretary;         2003; since      Management, Inc. (2003-2005); President, Investment Industry
                               Chief           August 2004      Consultants, LLC (since 2000); Director of Compliance,
                            Compliance        (respectively     INVESCO, Inc. (1995-2000)
                              Officer
----------------------------------------------------------------------------------------------------------------------------
David L. Hughes             Treasurer,      One-year; since     Vice President, Financial Administration, BISYS Fund
3435 Stelzer Road         Chief Financial       May 2005        Services (since 2005); Assistant Vice President, Evergreen
Columbus, OH 43219            Officer                           Investments from 2000 to 2004; Fund Accounting Manager,
DOB 01/23/65                                                    Fidelity Investments from 1998 to 2000
----------------------------------------------------------------------------------------------------------------------------
Cynthia J. Surprise          Secretary      One-year; since     Senior Counsel, Legal Services, BISYS Fund Services (since
3435 Stelzer Road                             February 2005     2004); Director and Counsel, Investors Bank & Trust Company
Columbus, OH 43219                                              (1999- 2004)
DOB 07/08/46
----------------------------------------------------------------------------------------------------------------------------
Alaina V. Metz               Assistant      One-year; since     Vice President, Blue Sky Compliance, BISYS Fund Services
3435 Stelzer Road            Secretary          July 2004       (since 2002); Chief Administrative Officer, Blue Sky
Columbus, OH 43219                                              Compliance, BISYS Fund Services (1995-2002)
DOB 04/07/67

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)
A special meeting of the shareholders of STI Classic Variable Trust (the "Trust") was held on November 15, 2004. At the meeting shareholders voted and approved the following proposal:

     Proposal 1: To consider and vote on the election of members to the Board of Trustees of the Trust.

The results of this meeting are presented below:

                                           RICHARD W. COURTS, II
-----------------------------------------------------------------------------------------------------------
                                             # OF SHARES      % OF OUTSTANDING SHARES   % OF SHARES PRESENT
                                          -----------------   -----------------------   -------------------
Affirmative.............................  8,643,079,484.413           57.607%                 99.775%
Withhold................................     19,527,110.520             .130%                   .225%
Total...................................  8,662,606,594.933           57.737%                100.000%

                                            THOMAS C. GALLAGHER
-----------------------------------------------------------------------------------------------------------
                                             # OF SHARES      % OF OUTSTANDING SHARES   % OF SHARES PRESENT
                                          -----------------   -----------------------   -------------------
Affirmative.............................  8,647,093,895.243           57.634%                 99.821%
Withhold................................     15,512,699.690             .103%                   .179%
Total...................................  8,662,606,594.933           57.737%                100.000%

                                             F. WENDELL GOOCH
-----------------------------------------------------------------------------------------------------------
                                             # OF SHARES      % OF OUTSTANDING SHARES   % OF SHARES PRESENT
                                          -----------------   -----------------------   -------------------
Affirmative.............................  8,646,942,792.353           57.632%                 99.819%
Withhold................................     15,663,802.580             .105%                   .181%
Total...................................  8,662,606,594.933           57.737%                100.000%

                                             SIDNEY E. HARRIS
-----------------------------------------------------------------------------------------------------------
                                             # OF SHARES      % OF OUTSTANDING SHARES   % OF SHARES PRESENT
                                          -----------------   -----------------------   -------------------
Affirmative.............................  8,643,726,038.293           57.611%                 99.782%
Withhold................................     18,880,556.640             .126%                   .218%
Total...................................  8,662,606,594.933           57.737%                100.000%

                                              WARREN Y. JOBE
-----------------------------------------------------------------------------------------------------------
                                             # OF SHARES      % OF OUTSTANDING SHARES   % OF SHARES PRESENT
                                          -----------------   -----------------------   -------------------
Affirmative.............................  8,643,699,091.683           57.611%                 99.782%
Withhold................................     18,907,503.250             .126%                   .218%
Total...................................  8,662,606,594.933           57.737%                100.000%

                                            CLARENCE H. RIDLEY
-----------------------------------------------------------------------------------------------------------
                                             # OF SHARES      % OF OUTSTANDING SHARES   % OF SHARES PRESENT
                                          -----------------   -----------------------   -------------------
Affirmative.............................  8,643,065,943.353           57.607%                 99.774%
Withhold................................     19,540,651.580             .130%                   .226%
Total...................................  8,662,606,594.933           57.737%                100.000%

                                             JAMES O. ROBBINS
-----------------------------------------------------------------------------------------------------------
                                             # OF SHARES      % OF OUTSTANDING SHARES   % OF SHARES PRESENT
                                          -----------------   -----------------------   -------------------
Affirmative.............................  8,643,422,544.023           57.609%                 99.779%
Withhold................................     19,184,050.910             .128%                   .221%
Total...................................  8,662,606,594.933           57.737%                100.000%

                                            JONATHAN T. WALTON
-----------------------------------------------------------------------------------------------------------
                                             # OF SHARES      % OF OUTSTANDING SHARES   % OF SHARES PRESENT
                                          -----------------   -----------------------   -------------------
Affirmative.............................  8,647,114,982.373           57.634%                 99.821%
Withhold................................     15,491,612.560             .103%                   .179%
Total...................................  8,662,606,594.933           57.737%                100.000%

                                            CHARLES D. WINSLOW
-----------------------------------------------------------------------------------------------------------
                                             # OF SHARES      % OF OUTSTANDING SHARES   % OF SHARES PRESENT
                                          -----------------   -----------------------   -------------------
Affirmative.............................  8,643,530,202.353           57.610%                 99.780%
Withhold................................     19,076,392.580             .127%                   .220%
Total...................................  8,662,606,594.933           57.737%                100.000%

ADDITIONAL INFORMATION (UNAUDITED)
ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The continuance of the Trust's investment advisory agreements with Trusco Capital Management, Inc. (the "Adviser") must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or "interested persons" of any party thereto, as defined in the Investment Company Act 1940, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Trust's agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers may submit to the Board, to help them decide whether to renew the agreements for another year.

In considering the renewal of the agreements this year, the Board requested and received material from the Adviser in preparation for a special meeting of the Board held on April 25, 2005, and requested and reviewed additional material from the Adviser in preparation for its quarterly meeting held on May 17, 2005, at which it specifically considered the renewal of the agreements. Such material included, among other things, information about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser charges the Funds compared with the fees it charges to comparable mutual funds or accounts; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from its Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies and procedures for personal securities transactions; (j) the Adviser's reputation, expertise and resources in domestic financial markets; and (k) the Funds' performance compared with similar mutual funds. At both meetings, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fees and other aspects of the agreements.

Of particular focus at the meetings was the Adviser's proposed reduction in advisory fees for several of the Funds and the proposed introduction of breakpoints into the fee schedules to ensure continued reduction in advisory fees as the Funds experience economies of scale. The Board considered the Adviser's stated goals, which are to meet regulatory guidelines, increase marketability, reduce shareholder expenses, and enhance performance. The Board reviewed a presentation regarding the current and proposed fees compared to the Lipper median advisory fees. The Board noted that, while the proposed fee structure would help to bring the Funds' advisory fees more in line with the Lipper medians, the Funds will become more competitive as asset levels increase.

In addition, the Board focused on the performance of the Funds, including any periods of outperformance or underperformance compared to relevant benchmarks and Lipper peer group categories. In evaluating performance, the Board received and reviewed information regarding the composition of the peer group and selection criteria, as well as market risk and shareholder risk expectations for each Fund. The Board considered all of the information provided by the Adviser regarding the Funds' performance and noted the Adviser's explanation regarding performance issues resulting from the current investment environment.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the agreements are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Trust; and (c) agreed to renew the agreements for another year.

The Board made these determinations on the basis of the following considerations, among others:

- The agreements reflect a decrease in the advisory fees for several of the Funds, did not increase the advisory fees for the remaining Funds and, in combination with contractual expense caps for the Funds, result in an overall decrease in expense levels.

- The advisory fees payable to the Adviser under the agreements are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with each Fund, as well as the profitability of other asset management companies, and the comparability of the proposed fees to those paid by comparable mutual funds.

- The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided to the other mutual funds advised by the Adviser and their historic performance. The Board's opinion was also based on the periodic reports it receives from the Adviser regarding adherence to investment policies and restrictions, policies on personal securities transactions, and compliance policies and procedures generally.

- The performance of each Fund relative to its peer group and appropriate indices/benchmarks and in light of total return, yield, and market trends.

- The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with significant portfolio management experience.

- The nature, quality and extent of the administrative and other non-investment management services provided to the Funds by the Adviser.

- The Adviser's entrepreneurial commitment to the management and success of each Fund, which could entail a substantial commitment of resources to the successful operation of each Fund.

- The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser.

Expense Examples

As a Fund shareholder, you incur two types of costs: (1) transaction costs, and
(2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that separate account and contract expenses, fees, and charges are not reflected.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                             Beginning        Ending         Expense Paid      Expense Ratio
                                                           Account Value   Account Value    During Period*    During Period**
                                                             01/01/05         6/30/05      01/01/05-6/30/05   01/01/05-6/30/05
                                                           -------------   -------------   ----------------   ----------------
Capital Appreciation Fund................................    $1,000.00       $  954.80           $5.57              1.15%
Growth and Income Fund...................................     1,000.00        1,027.80            5.78              1.15%
International Equity Fund................................     1,000.00          977.40            7.75              1.58%
Mid-Cap Equity Fund......................................     1,000.00        1,063.50            5.88              1.15%
Small Cap Value Equity Fund..............................     1,000.00          992.60            5.98              1.21%
Value Income Stock Fund..................................     1,000.00          993.10            4.60              0.93%
Investment Grade Bond Fund...............................     1,000.00        1,026.30            3.77              0.75%

---------------

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                             Beginning        Ending         Expense Paid      Expense Ratio
                                                           Account Value   Account Value    During Period*    During Period**
                                                             01/01/05         6/30/05      01/01/05-6/30/05   01/01/05-6/30/05
                                                           -------------   -------------   ----------------   ----------------
Capital Appreciation Fund................................    $1,000.00       $1,019.09           $5.76              1.15%
Growth and Income Fund...................................     1,000.00        1,019.09            5.76              1.15%
International Equity Fund................................     1,000.00        1,016.96            7.90              1.58%
Mid-Cap Equity Fund......................................     1,000.00        1,019.09            5.76              1.15%
Small Cap Value Equity Fund..............................     1,000.00        1,018.79            6.06              1.21%
Value Income Stock Fund..................................     1,000.00        1,020.18            4.66              0.93%
Investment Grade Bond Fund...............................     1,000.00        1,021.08            3.76              0.75%

---------------

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

PROXY VOTING

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-428-6970. The information also is included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.sticlassicfunds.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.sticlassicfunds.com and on the Securities and Exchange Commission's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission's website at www.sec.gov. You may also review, or for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330.

                              INVESTMENT ADVISER:

                        Trusco Capital Management, Inc.

              STI Classic Variable Trust Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Variable Trust Fund will achieve its investment objective. The STI Classic Variable Trust Funds are advised by Trusco Capital Management, Inc.


                                  DISTRIBUTOR:

                     BISYS Fund Services Limited Partnership

                This information must be preceded or accompanied by a current prospectus for each Fund described.













STI-SR-VT-0605                                                             08/05

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.  INCLUDED IN ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant's board of directors, where the registrant's most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      STI Classic Variable Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/  David L. Hughes      David L. Hughes, Treasurer
                         -------------------------------------------------------

Date     September 2, 2005
     ----------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ David L. Hughes       David L. Hughes, Treasurer
                         -------------------------------------------------------

Date     September 2, 2005
     ----------------------------------------------

By (Signature and Title)*  /s/ R. Jeffrey Young      R. Jeffrey Young, President
                         -------------------------------------------------------

Date     September 2, 2005
     ----------------------------------------------



* Print the name and title of each signing officer by his or her signature.